JEFFERSON

NATIONAL LIFE

ANNUITY ACCOUNT C

Annual Report

To

Contract Owners

December 31, 2025

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

HOME OFFICE: LOUISVILLE, KENTUCKY

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Jefferson National Life Insurance Company and Contract Owners of Jefferson National Life Annuity Account C:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and contract owners’ equity of the subaccounts listed in the Appendix that comprise the Jefferson National Life Annuity Account C (the Subaccounts), as of December 31, 2025, the related statements of operations for the year or period listed in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Subaccounts as of December 31, 2025, the results of their operations for the year or period listed in the Appendix, and the changes in their contract owners’ equity for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Subaccounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Jefferson National Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Jefferson National Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2026

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

Appendix

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)

Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Russell 2000(R) 2X Strategy Fund (GVR2XS)

Rydex Variable Trust - U.S. Government Money Market Fund (GVRUGM)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (JAFRIN)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)

Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares (LZRIES)

Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares (LZRUSM)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class I (LPVCAI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)

Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares (AMSRS)1

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)

Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

THIRD AVENUE FUNDS

Third Avenue Variable Series Trust - Third Avenue Value Portfolio (TAVV)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VICTORY FUNDS

Victory Variable Insurance Funds II - Victory Pioneer High Yield VCT Portfolio: Class II (PIHYB2)1

Victory Variable Insurance Funds II - Victory Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)1

Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II (PIVF2)1

Victory Variable Insurance Funds II - Victory Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)1

Victory Variable Insurance Funds II - Victory Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)1

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from April 26, 2024 (inception) to December 31, 2024.

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II (LACLV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period November 14, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

(1) See Note 1 to the financial statements for the former name of the subaccount.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

							Contract			Contract
			Investments,	Accounts		Accounts	Owners’	Accumulation	Contracts in	Owners’
Subaccount*,**	Shares***	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	Payout	Equity
ALVGIA	2,585	$78,189	$82,062	$2	$82,064	$-	$82,064	$82,064	$-	$82,064
AASCO	82,402	2,042,284	1,535,967	-	1,535,967	2	1,535,965	1,535,965	-	1,535,965
ALCAI2	93,260	8,664,742	12,016,606	1	12,016,607	-	12,016,607	12,016,607	-	12,016,607
ALCGI2	26,892	2,011,075	2,774,405	-	2,774,405	-	2,774,405	2,774,405	-	2,774,405
ALMGI2	36,586	846,592	871,471	1	871,472	-	871,472	871,472	-	871,472
SVDF	25,252	684,591	638,624	-	638,624	1	638,623	638,623	-	638,623
SVOF	38,705	971,004	994,714	1	994,715	-	994,715	994,715	-	994,715
DSIF	155,274	8,830,347	13,532,133	-	13,532,133	-	13,532,133	13,500,194	31,939	13,532,133
DSRG	57,882	2,206,459	3,386,086	2	3,386,088	-	3,386,088	3,386,088	-	3,386,088
DVSCS	15,024	262,231	270,583	1	270,584	-	270,584	270,584	-	270,584
CLVGT2	9,449	248,686	320,987	-	320,987	-	320,987	320,987	-	320,987
FHIB	57,088	343,497	329,969	-	329,969	-	329,969	329,969	-	329,969
FVK2S	13,652	238,116	236,728	-	236,728	-	236,728	236,728	-	236,728
FVU2	13,690	136,174	142,376	-	142,376	1	142,375	142,375	-	142,375
GVR2XS	1,469	179,662	251,074	-	251,074	1	251,073	251,073	-	251,073
GVRUGM	416	416	416	-	416	-	416	416	-	416
RBF	1,282	118,241	118,789	-	118,789	-	118,789	118,789	-	118,789
RBKF	29	3,790	4,209	1	4,210	-	4,210	4,210	-	4,210
RBMF	1,206	101,426	142,408	-	142,408	-	142,408	142,408	-	142,408
RCPF	1,720	110,868	105,698	-	105,698	-	105,698	105,698	-	105,698
RELF	213	42,448	45,599	-	45,599	-	45,599	45,599	-	45,599
RENF	905	208,312	228,764	1	228,765	-	228,765	228,765	-	228,765
RESF	273	73,885	84,053	1	84,054	-	84,054	84,054	-	84,054
RFSF	139	15,558	17,289	-	17,289	-	17,289	17,289	-	17,289
RHCF	1,834	131,559	146,434	-	146,434	2	146,432	146,432	-	146,432
RINF	154	17,051	17,056	1	17,057	-	17,057	17,057	-	17,057
RLCE	103	15,457	16,420	1	16,421	-	16,421	16,421	-	16,421
RLCJ	198	22,919	21,816	-	21,816	-	21,816	21,816	-	21,816
RMED	963	198,867	237,487	-	237,487	1	237,486	237,486	-	237,486
RMEK	372	33,665	31,448	-	31,448	-	31,448	31,448	-	31,448
RNF	99	20,538	25,586	1	25,587	-	25,587	25,587	-	25,587
ROF	16,823	937,712	1,627,268	-	1,627,268	-	1,627,268	1,627,268	-	1,627,268
RPMF	11,882	621,616	1,153,366	-	1,153,366	-	1,153,366	1,153,366	-	1,153,366
RREF	179	6,881	6,814	-	6,814	-	6,814	6,814	-	6,814
RTEC	311	62,317	75,683	-	75,683	1	75,682	75,682	-	75,682
RTEL	251	18,564	20,848	1	20,849	-	20,849	20,849	-	20,849
RTF	467	230,957	282,758	1	282,759	-	282,759	282,759	-	282,759

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

							Contract			Contract
			Investments,	Accounts		Accounts	Owners’	Accumulation	Contracts in	Owners’
Subaccount*,**	Shares***	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	Payout	Equity
RTRF	-	1	3	-	3	1	2	2	-	2
RUF	4	586	323	-	323	2	321	321	-	321
RUGB	19	6,680	3,386	-	3,386	-	3,386	3,386	-	3,386
RUTL	1,895	63,307	81,866	-	81,866	-	81,866	81,866	-	81,866
RVARS	24	609	559	-	559	-	559	559	-	559
RVCMD	313	27,809	28,047	-	28,047	-	28,047	28,047	-	28,047
RVF	6,202	1,109,300	1,387,043	-	1,387,043	-	1,387,043	1,387,043	-	1,387,043
RVIMC	-	12	4	-	4	-	4	4	-	4
RVLCG	4,150	197,458	231,585	-	231,585	-	231,585	231,585	-	231,585
RVLCV	414	24,160	27,236	-	27,236	-	27,236	27,236	-	27,236
RVLDD	481	121,906	130,755	-	130,755	1	130,754	130,754	-	130,754
RVMCG	532	19,815	20,620	-	20,620	-	20,620	20,620	-	20,620
RVSCG	228	12,835	13,071	-	13,071	-	13,071	13,071	-	13,071
RVWDL	-	5	6	-	6	2	4	4	-	4
AVGI	2,312	70,397	83,315	-	83,315	-	83,315	83,315	-	83,315
AVHY1	32,459	163,435	153,858	-	153,858	-	153,858	127,853	26,005	153,858
IVGMMI	1,157,647	1,157,647	1,157,647	1	1,157,648	-	1,157,648	1,157,648	-	1,157,648
IVHS	1,746	45,992	52,181	-	52,181	-	52,181	52,181	-	52,181
IVMCC2	296	2,493	3,110	-	3,110	1	3,109	3,109	-	3,109
IVRE	27,980	433,242	396,204	-	396,204	-	396,204	396,204	-	396,204
IVT	9,862	199,228	253,359	-	253,359	1	253,358	253,358	-	253,358
JABIN	23,246	902,945	1,298,518	1	1,298,519	-	1,298,519	1,298,519	-	1,298,519
JAEI	74,649	5,343,708	6,239,191	-	6,239,191	-	6,239,191	6,239,191	-	6,239,191
JAFRIN	9,554	457,580	567,697	-	567,697	-	567,697	567,697	-	567,697
JAGRIN	99,701	4,558,599	7,943,186	-	7,943,186	-	7,943,186	7,943,186	-	7,943,186
JAIG	16,710	572,823	932,760	1	932,761	-	932,761	932,761	-	932,761
JARIN	134,112	5,080,255	8,703,844	2	8,703,846	-	8,703,846	8,668,237	35,609	8,703,846
JMCVIN	3,370	54,528	59,887	-	59,887	-	59,887	59,887	-	59,887
LZREMS	18,016	364,551	538,324	-	538,324	-	538,324	538,324	-	538,324
LZRUSM	38,130	543,983	493,780	-	493,780	-	493,780	493,780	-	493,780
LPVCII	3,770	74,733	76,340	-	76,340	-	76,340	76,340	-	76,340
LVCLGI	2,958	122,562	142,269	1	142,270	-	142,270	142,270	-	142,270
SBVHY	9,319	63,477	57,778	-	57,778	1	57,777	57,777	-	57,777

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

							Contract			Contract
			Investments,	Accounts		Accounts	Owners’	Accumulation	Contracts in	Owners’
Subaccount*,**	Shares***	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	Payout	Equity
LACB2	21,983	173,213	198,833	-	198,833	-	198,833	198,833	-	198,833
LACDV2	7,204	58,761	69,739	1	69,740	-	69,740	69,740	-	69,740
LACI2	38,741	417,010	474,383	1	474,384	-	474,384	474,384	-	474,384
LACIPS	2,571	23,563	23,232	-	23,232	-	23,232	23,232	-	23,232
LACLV2	1,564	28,651	31,291	-	31,291	1	31,290	31,290	-	31,290
LACU2	8,850	231,769	278,750	1	278,751	-	278,751	278,751	-	278,751
LACV2	99,036	1,182,486	1,279,443	1	1,279,444	-	1,279,444	1,279,444	-	1,279,444
LOVCDG	25,756	436,408	510,998	2	511,000	-	511,000	511,000	-	511,000
LOVGI	16,684	606,775	700,045	-	700,045	1	700,044	700,044	-	700,044
GEM	596	8,272	8,861	-	8,861	-	8,861	8,861	-	8,861
GIG	6,230	92,854	96,310	-	96,310	-	96,310	96,310	-	96,310
GVEXD	18,888	222,306	251,395	-	251,395	-	251,395	251,395	-	251,395
NVAMVX	15,877	285,042	293,890	-	293,890	-	293,890	293,890	-	293,890
AMCG	84	2,831	2,432	2	2,434	-	2,434	2,434	-	2,434
AMRI	1,236	19,019	20,281	-	20,281	2	20,279	20,279	-	20,279
AMSRS	10,864	307,272	464,528	-	464,528	-	464,528	464,528	-	464,528
AMTB	22,252	236,363	215,181	-	215,181	-	215,181	215,181	-	215,181
NOVPDI	154,653	2,473,730	2,842,519	-	2,842,519	-	2,842,519	2,831,056	11,463	2,842,519
NOVPM	1,732,184	44,255,655	53,576,440	-	53,576,440	-	53,576,440	53,309,422	267,018	53,576,440
PMVAAA	2,647	23,270	25,357	-	25,357	-	25,357	25,357	-	25,357
PMVEBA	2,909	34,648	33,215	-	33,215	-	33,215	33,215	-	33,215
PMVFHA	471	5,055	4,730	-	4,730	1	4,729	4,729	-	4,729
PMVGBA	2,462	26,079	24,519	-	24,519	-	24,519	24,519	-	24,519
PMVHYA	5,228	40,069	38,736	-	38,736	-	38,736	38,736	-	38,736
PMVLDA	37,709	367,114	368,799	-	368,799	2	368,797	368,797	-	368,797
PMVLGA	23,724	247,995	177,452	-	177,452	-	177,452	177,452	-	177,452
PMVRRA	32,559	407,910	391,037	-	391,037	-	391,037	391,037	-	391,037
PMVTRA	54,898	582,040	518,785	-	518,785	1	518,784	518,784	-	518,784
PVSTA	31,496	324,733	325,352	-	325,352	-	325,352	325,352	-	325,352
ROCMC	23,633	215,465	224,747	-	224,747	-	224,747	224,747	-	224,747
ROCSC	27,782	236,477	261,709	1	261,710	-	261,710	261,710	-	261,710
TAVV	15,258	264,911	382,053	-	382,053	-	382,053	382,053	-	382,053
VWBF	2,136	17,070	17,476	-	17,476	2	17,474	17,474	-	17,474

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

							Contract			Contract
			Investments,	Accounts		Accounts	Owners’	Accumulation	Contracts in	Owners’
Subaccount*,**	Shares***	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	Payout	Equity
VWEM	28,557	358,697	337,824	1	337,825	-	337,825	337,825	-	337,825
VWHA	3,652	104,306	122,366	1	122,367	-	122,367	122,367	-	122,367
PIHYB2	2,163	19,442	18,518	-	18,518	-	18,518	18,518	-	18,518
PIVEI2	9,471	130,354	117,160	-	117,160	-	117,160	117,160	-	117,160
PIVF2	14,119	217,314	281,245	-	281,245	-	281,245	281,245	-	281,245
PIVMV2	6,079	71,128	68,022	-	68,022	-	68,022	68,022	-	68,022
PIVSI2	4,187	41,527	39,236	-	39,236	-	39,236	39,236	-	39,236

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

** For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

*** If zero shares are listed, there may be ownership of the fund, however it is less than one full share.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	ALVGIA	AASCO	ALCAI2	ALCGI2	ALMGI2	SVDF	SVOF	DSIF
Reinvested dividends	$869	-	-	-	-	-	550	133,854
Mortality and expense risk charges (note 2)	(751)	(14,993)	(104,320)	(24,498)	(8,374)	(6,212)	(10,261)	(130,855)

Net investment income (loss)	118	(14,993)	(104,320)	(24,498)	(8,374)	(6,212)	(9,711)	2,999

Realized gain (loss) on investments	69	(41,143)	387,856	89,197	(2,367)	(9,580)	8,272	697,088
Change in unrealized gain (loss) on investments	232	94,246	697,048	262,893	135,237	36,766	(56,576)	594,457

Net gain (loss) on investments	301	53,103	1,084,904	352,090	132,870	27,186	(48,304)	1,291,545

Reinvested capital gains	6,330	17,799	1,889,518	298,483	-	4,465	110,719	729,259

Net increase (decrease) in contract owners’ equity resulting from operations	$6,749	55,909	2,870,102	626,075	124,496	25,439	52,704	2,023,803

Investment Activity*:	DSRG	DVSCS	CLVGT2	FHIB	FVK2S	FVU2	GVR2XS	GVRUGM
Reinvested dividends	$8,429	5,802	-	20,200	-	3,906	12,666	11
Mortality and expense risk charges (note 2)	(32,547)	(3,736)	(3,707)	(3,366)	(2,269)	(1,362)	(2,372)	(4)

Net investment income (loss)	(24,118)	2,066	(3,707)	16,834	(2,269)	2,544	10,294	7

Realized gain (loss) on investments	72,900	(21,137)	88,022	(8,083)	(700)	(145)	(86,799)	-
Change in unrealized gain (loss) on investments	131,236	(20,636)	(54,722)	14,599	306	3,171	124,525	-

Net gain (loss) on investments	204,136	(41,773)	33,300	6,516	(394)	3,026	37,726	-

Reinvested capital gains	269,328	44,169	48,060	-	24,721	2,383	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$449,346	4,462	77,653	23,350	22,058	7,953	48,020	7

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	RAF	RBF	RBKF	RBMF	RCPF	RELF	RENF	RESF
Reinvested dividends	$-	-	45	1,918	1,814	-	5,214	59
Mortality and expense risk charges (note 2)	(544)	(924)	(46)	(1,279)	(1,228)	(270)	(2,556)	(1,063)

Net investment income (loss)	(544)	(924)	(1)	639	586	(270)	2,658	(1,004)

Realized gain (loss) on investments	(69,580)	(2,985)	(773)	4,038	(1,102)	(7,544)	10,462	(5,930)
Change in unrealized gain (loss) on investments	810	22,770	651	20,432	(15,171)	6,090	516	(7,832)

Net gain (loss) on investments	(68,770)	19,785	(122)	24,470	(16,273)	(1,454)	10,978	(13,762)

Reinvested capital gains	-	4,237	-	10,670	10,160	6,932	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(69,314)	23,098	(123)	35,779	(5,527)	5,208	13,636	(14,766)

Investment Activity*:	RFSF	RHCF	RINF	RJNF	RLCE	RLCJ	RLF	RMED
Reinvested dividends	$118	-	-	-	270	218	-	839
Mortality and expense risk charges (note 2)	(170)	(1,408)	(110)	(28)	(141)	(107)	(6)	(1,521)

Net investment income (loss)	(52)	(1,408)	(110)	(28)	129	111	(6)	(682)

Realized gain (loss) on investments	2,780	5,985	(572)	(1,547)	2,456	1,372	38	1,126
Change in unrealized gain (loss) on investments	(1,697)	(2,806)	(28)	-	335	228	-	36,412

Net gain (loss) on investments	1,083	3,179	(600)	(1,547)	2,791	1,600	38	37,538

Reinvested capital gains	474	15,595	1,430	-	-	-	-	577

Net increase (decrease) in contract owners’ equity resulting from operations	$1,505	17,366	720	(1,575)	2,920	1,711	32	37,433

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	RMEK	RNF	ROF	RPMF	RREF	RTEC	RTEL	RTF
Reinvested dividends	$293	-	444	16,391	106	-	12	284
Mortality and expense risk charges (note 2)	(166)	(324)	(14,411)	(7,158)	(68)	(593)	(74)	(3,199)

Net investment income (loss)	127	(324)	(13,967)	9,233	38	(593)	(62)	(2,915)

Realized gain (loss) on investments	(79)	856	114,619	93,414	57	3,562	(8)	68,866
Change in unrealized gain (loss) on investments	1,208	(3,596)	51,293	538,539	32	2,615	2,283	(28,334)

Net gain (loss) on investments	1,129	(2,740)	165,912	631,953	89	6,177	2,275	40,532

Reinvested capital gains	-	-	80,651	-	-	5,070	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,256	(3,064)	232,596	641,186	127	10,654	2,213	37,617

Investment Activity*:	RTRF	RUF	RUGB	RUTL	RVARS	RVCMD	RVF	RVIMC
Reinvested dividends	$-	31	110	1,092	13	1,190	-	-
Mortality and expense risk charges (note 2)	-	(4)	(34)	(774)	(6)	(296)	(14,012)	-

Net investment income (loss)	-	27	76	318	7	894	(14,012)	-

Realized gain (loss) on investments	-	(2)	(73)	3,832	-	(806)	429,607	-
Change in unrealized gain (loss) on investments	-	(73)	8	6,801	(6)	1,062	(479,821)	-

Net gain (loss) on investments	-	(75)	(65)	10,633	(6)	256	(50,214)	-

Reinvested capital gains	-	-	-	-	-	-	92,150	-

Net increase (decrease) in contract owners’ equity resulting from operations	$-	(48)	11	10,951	1	1,150	27,924	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$			$	$	$	$	$	$
Investment Activity*:	RVLCG	RVLCV			RVLDD	RVMCG	RVSCG	RVSDL	RVWDL	AVGI
Reinvested dividends	$-		318		1,305	-	-	5,605	-	510
Mortality and expense risk charges (note 2)	(2,643)		(257)		(1,325)	(195)	(126)	(272)	(29)	(778)

Net investment income (loss)	(2,643)		61	(20)		(195)	(126)	5,333	(29)	(268)

Realized gain (loss) on investments	5,997		185		7,865	(5)	50	(5,521)	(2,186)	(533)
Change in unrealized gain (loss) on investments	(16,721)		2,111		9,920	315	1,770	-	4	5,811

Net gain (loss) on investments	(10,724)		2,296		17,785	310	1,820	(5,521)	(2,182)	5,278

Reinvested capital gains	29,861		1,245		-	1,073	-	-	-	5,873

Net increase (decrease) in contract owners’ equity resulting from operations	$16,494		3,602		17,765	1,188	1,694	(188)	(2,211)	10,883

Investment Activity*:	AVHY1	IVDDI			IVGMMI	IVHS	IVMCC2	IVRE	IVT	JABIN
Reinvested dividends	$10,542		2,403		48,667	-	3	8,034	-	24,642
Mortality and expense risk charges (note 2)	(1,490)		(1,277)		(12,365)	(505)	(29)	(4,639)	(2,257)	(12,015)

Net investment income (loss)	9,052		1,126		36,302	(505)	(26)	3,395	(2,257)	12,627

Realized gain (loss) on investments	(1,207)		11,153		-	340	7	(36,209)	(2,120)	39,216
Change in unrealized gain (loss) on investments	387		(8,436)		-	4,734	(52)	65,651	17,203	68,702

Net gain (loss) on investments	(820)		2,717		-	5,074	(45)	29,442	15,083	107,918

Reinvested capital gains	-		11,489		-	2,015	291	-	26,569	38,995

Net increase (decrease) in contract owners’ equity resulting from operations	$8,232		15,332		36,302	6,584	220	32,837	39,395	159,540

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	JAEI	JAFRIN	JAGRIN	JAIG	JARIN	JMCVIN	LZREMS	LZRIES
Reinvested dividends	$20,021	1,587	55,612	13,814	9,976	1,065	13,095	1,829
Mortality and expense risk charges (note 2)	(63,375)	(5,495)	(74,859)	(10,018)	(81,366)	(701)	(4,756)	(757)

Net investment income (loss)	(43,354)	(3,908)	(19,247)	3,796	(71,390)	364	8,339	1,072

Realized gain (loss) on investments	190,426	34,748	350,684	196,687	278,499	893	10,906	15,275
Change in unrealized gain (loss) on investments	(238,098)	(19,126)	378,000	49,012	499,229	(4,521)	142,324	(160)

Net gain (loss) on investments	(47,672)	15,622	728,684	245,699	777,728	(3,628)	153,230	15,115

Reinvested capital gains	475,494	61,845	639,302	-	613,453	6,449	-	3,342

Net increase (decrease) in contract owners’ equity resulting from operations	$384,468	73,559	1,348,739	249,495	1,319,791	3,185	161,569	19,529

Investment Activity*:	LZRUSM	LPVCAI	LPVCII	LVCLGI	SBVHY	LACB2	LACDV2	LACI2
Reinvested dividends	$-	-	1,595	-	3,824	3,582	1,108	5,574
Mortality and expense risk charges (note 2)	(4,871)	(1)	(721)	(1,898)	(547)	(1,990)	(1,706)	(4,947)

Net investment income (loss)	(4,871)	(1)	874	(1,898)	3,277	1,592	(598)	627

Realized gain (loss) on investments	(14,235)	(83)	336	62,270	(172)	2,436	19,479	7,234
Change in unrealized gain (loss) on investments	(34,289)	75	(3,414)	(84,311)	1,549	12,774	1,410	59,561

Net gain (loss) on investments	(48,524)	(8)	(3,078)	(22,041)	1,377	15,210	20,889	66,795

Reinvested capital gains	60,363	-	10,110	9,933	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,968	(9)	7,906	(14,006)	4,654	16,802	20,291	67,422

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	LACIPS	LACLV2	LACU2	LACV2	LOVCDG	LOVGI	GEM	GIG
Reinvested dividends	$1,688	450	-	19,756	2,867	3,773	20	173
Mortality and expense risk charges (note 2)	(233)	(338)	(2,777)	(12,236)	(4,688)	(6,693)	(27)	(112)

Net investment income (loss)	1,455	112	(2,777)	7,520	(1,821)	(2,920)	(7)	61

Realized gain (loss) on investments	35	151	4,735	7,249	1,854	9,026	8	1
Change in unrealized gain (loss) on investments	(302)	1,155	1,064	60,570	28,157	25,154	589	3,456

Net gain (loss) on investments	(267)	1,306	5,799	67,819	30,011	34,180	597	3,457

Reinvested capital gains	-	1,976	22,987	95,306	37,934	70,389	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,188	3,394	26,009	170,645	66,124	101,649	590	3,518

Investment Activity*:	GVEXD	NVAMVX	AMCG	AMRI	AMSRS	AMTB	NOVPDI	NOVPM
Reinvested dividends	$2,329	2,374	-	87	-	11,346	34,012	-
Mortality and expense risk charges (note 2)	(2,481)	(373)	(27)	(189)	(4,420)	(2,122)	(27,272)	(394,709)

Net investment income (loss)	(152)	2,001	(27)	(102)	(4,420)	9,224	6,740	(394,709)

Realized gain (loss) on investments	32,587	8	4	(1,430)	12,475	(1,145)	(67,655)	1,186,982
Change in unrealized gain (loss) on investments	11,129	8,848	(299)	732	12,934	1,553	473,794	768,600

Net gain (loss) on investments	43,716	8,856	(295)	(698)	25,409	408	406,139	1,955,582

Reinvested capital gains	414	-	318	2,033	26,264	-	-	8,765,616

Net increase (decrease) in contract owners’ equity resulting from operations	$43,978	10,857	(4)	1,233	47,253	9,632	412,879	10,326,489

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	PMVAAA	PMVEBA	PMVFHA	PMVGBA	PMVHYA	PMVLDA	PMVLGA	PMVRRA
Reinvested dividends	$1,318	1,859	162	1,030	2,345	9,377	5,435	12,736
Mortality and expense risk charges (note 2)	(305)	(267)	(47)	(228)	(374)	(2,388)	(1,662)	(3,836)

Net investment income (loss)	1,013	1,592	115	802	1,971	6,989	3,773	8,900

Realized gain (loss) on investments	(2,900)	(1,937)	(4)	(339)	(77)	(151)	(2,492)	(340)
Change in unrealized gain (loss) on investments	7,217	3,703	22	2,009	943	4,411	6,793	16,305

Net gain (loss) on investments	4,317	1,766	18	1,670	866	4,260	4,301	15,965

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,330	3,358	133	2,472	2,837	11,249	8,074	24,865

Investment Activity*:	PMVTRA	PVSTA	ROCMC	ROCSC	TAVV	VWBF	VWEM	VWHA
Reinvested dividends	$20,576	8,667	-	4,384	7,345	846	2,259	2,775
Mortality and expense risk charges (note 2)	(5,022)	(1,967)	(2,953)	(2,846)	(3,280)	(159)	(3,106)	(1,089)

Net investment income (loss)	15,554	6,700	(2,953)	1,538	4,065	687	(847)	1,686

Realized gain (loss) on investments	(6,447)	1	1,711	15,177	6,721	(5)	1,121	4,591
Change in unrealized gain (loss) on investments	28,670	600	9	(13,694)	61,884	1,850	78,430	26,895

Net gain (loss) on investments	22,223	601	1,720	1,483	68,605	1,845	79,551	31,486

Reinvested capital gains	-	-	33,383	16,846	23,844	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$37,777	7,301	32,150	19,867	96,514	2,532	78,704	33,172

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

Investment Activity*:	PIHYB2	PIVEI2	PIVF2	PIVMV2	PIVSI2
Reinvested dividends	$1,025	2,170	583	1,142	1,772
Mortality and expense risk charges (note 2)	(178)	(1,072)	(2,653)	(620)	(403)

Net investment income (loss)	847	1,098	(2,070)	522	1,369

Realized gain (loss) on investments	(30)	(1,483)	5,885	(147)	(888)
Change in unrealized gain (loss) on investments	370	(5,588)	14,442	435	3,283

Net gain (loss) on investments	340	(7,071)	20,327	288	2,395

Reinvested capital gains	-	15,483	35,638	5,083	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,187	9,510	53,895	5,893	3,764

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	ALVGIA				AASCO				ALCAI2				ALCGI2
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$118		308		(14,993)		(10,269)		(104,320)		(83,270)		(24,498)		(19,413)
Realized gain (loss) on investments		69		36		(41,143)		(12,945)		387,856		210,967		89,197		43,039
Change in unrealized gain (loss) on investments		232		4,896		94,246		134,716		697,048		2,978,316		262,893		636,336
Reinvested capital gains		6,330		2,398		17,799		-		1,889,518		-		298,483		-

Net increase (decrease) in contract owners’ equity resulting from operations		6,749		7,638		55,909		111,502		2,870,102		3,106,013		626,075		659,962

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		9,912		10,446		63,428		65,789		10,145		7,847
Transfers between subaccounts, net		7,594		-		(135,761)		930		78,243		(163,475)		(18,499)		(66,935)
Redemptions (notes 2, 3, and 4)		(2,779)		(2,432)		(65,739)		(53,001)		(384,577)		(592,904)		(67,789)		(37,886)
Adjustments to maintain reserves		-		(1)		(3)		1		-		1		-		(2)

Net equity transactions		4,815		(2,433)		(191,591)		(41,624)		(242,906)		(690,589)		(76,143)		(96,976)

Net change in contract owners’ equity		11,564		5,205		(135,682)		69,878		2,627,196		2,415,424		549,932		562,986

Contract owners’ equity at beginning of period		70,500		65,295		1,671,647		1,601,769		9,389,411		6,973,987		2,224,473		1,661,487

Contract owners’ equity at end of period		$82,064		70,500		1,535,965		1,671,647		12,016,607		9,389,411		2,774,405		2,224,473

CHANGE IN UNITS:
Beginning units		15,394		15,953		302,758		310,552		292,382		318,481		222,123		234,689
Units purchased		1,621		-		1,936		2,229		18,905		7,917		8,899		8,850
Units redeemed		(632)		(559)		(39,398)		(10,023)		(26,838)		(34,016)		(16,223)		(21,416)

Ending units		16,383		15,394		265,296		302,758		284,449		292,382		214,799		222,123

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	ALMGI2				SVDF				SVOF				DSIF
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$(8,374)		(8,061)		(6,212)		(6,035)		(9,711)		(10,120)		2,999		18,815
Realized gain (loss) on investments		(2,367)		(1,064)		(9,580)		(9,770)		8,272		4,449		697,088		517,690
Change in unrealized gain (loss) on investments		135,237		154,417		36,766		108,424		(56,576)		35,566		594,457		1,213,132
Reinvested capital gains		-		-		4,465		-		110,719		106,133		729,259		756,616

Net increase (decrease) in contract owners’ equity resulting from operations		124,496		145,292		25,439		92,619		52,704		136,028		2,023,803		2,506,253

Equity transactions:

Purchase payments received from contract owners (note 4)		1,920		3,242		4,105		6,906		6,836		7,586		30,885		17,034
Transfers between subaccounts, net		(41,929)		(4,259)		(394)		(212)		(19,362)		1,224		10,687		53,796
Redemptions (notes 2, 3, and 4)		(26,916)		(93,412)		(21,991)		(19,731)		(156,103)		(13,873)		(1,192,483)		(967,503)
Adjustments to maintain reserves		-		2		1		1		(1)		(1)		(1)		(1)

Net equity transactions		(66,925)		(94,427)		(18,279)		(13,036)		(168,630)		(5,064)		(1,150,912)		(896,674)

Net change in contract owners’ equity		57,571		50,865		7,160		79,583		(115,926)		130,964		872,891		1,609,579

Contract owners’ equity at beginning of period		813,901		763,036		631,463		551,880		1,110,641		979,677		12,659,242		11,049,663

Contract owners’ equity at end of period		$871,472		813,901		638,623		631,463		994,715		1,110,641		13,532,133		12,659,242

CHANGE IN UNITS:
Beginning units		90,246		101,406		10,985		11,228		102,174		102,651		961,286		1,035,435
Units purchased		2,722		4,428		75		126		691		1,404		18,646		17,637
Units redeemed		(9,381)		(15,588)		(412)		(369)		(16,250)		(1,881)		(96,782)		(91,786)

Ending units		83,587		90,246		10,648		10,985		86,615		102,174		883,150		961,286

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	DSRG				DVSCS				CLVGT2				FHIB
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$(24,118)		(14,677)		2,066		185		(3,707)		(4,054)		16,834		14,466
Realized gain (loss) on investments		72,900		32,070		(21,137)		(3,061)		88,022		4,745		(8,083)		(1,026)
Change in unrealized gain (loss) on investments		131,236		596,587		(20,636)		20,854		(54,722)		58,240		14,599		3,094
Reinvested capital gains		269,328		19,344		44,169		8,663		48,060		31,039		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		449,346		633,324		4,462		26,641		77,653		89,970		23,350		16,534

Equity transactions:

Purchase payments received from contract owners (note 4)		5,257		5,754		-		1,596		119		60		-		-
Transfers between subaccounts, net		(26,847)		(1,564)		(158,521)		52,815		(195,908)		12,958		(11,397)		4,853
Redemptions (notes 2, 3, and 4)		(264,998)		(118,172)		(43,746)		(13,798)		(18,944)		(222)		(20,430)		(1,085)
Adjustments to maintain reserves		1		(2)		-		1		-		(1)		1		-

Net equity transactions		(286,587)		(113,984)		(202,267)		40,614		(214,733)		12,795		(31,826)		3,768

Net change in contract owners’ equity		162,759		519,340		(197,805)		67,255		(137,080)		102,765		(8,476)		20,302

Contract owners’ equity at beginning of period		3,223,329		2,703,989		468,389		401,134		458,067		355,302		338,445		318,143

Contract owners’ equity at end of period		$3,386,088		3,223,329		270,584		468,389		320,987		458,067		329,969		338,445

CHANGE IN UNITS:
Beginning units		338,757		351,358		10,388		9,508		70,825		68,842		78,125		77,263
Units purchased		605		2,434		470		1,310		31,439		3,806		24		1,148
Units redeemed		(29,424)		(15,035)		(5,105)		(430)		(64,958)		(1,823)		(7,065)		(286)

Ending units		309,938		338,757		5,753		10,388		37,306		70,825		71,084		78,125

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FVK2S				FVU2				GVR2XS				GVRUGM
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$(2,269)		(792)		2,544		1,500		10,294		(679)		7		22
Realized gain (loss) on investments		(700)		(2,317)		(145)		(14)		(86,799)		16,193		-		-
Change in unrealized gain (loss) on investments		306		27,887		3,171		15,340		124,525		(31,607)		-		-
Reinvested capital gains		24,721		6,324		2,383		-		-		1,378		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		22,058		31,102		7,953		16,826		48,020		(14,715)		7		22

Equity transactions:

Purchase payments received from contract owners (note 4)		1,700		1,200		6,441		5,936		746		(2)		-		-
Transfers between subaccounts, net		(133)		(97)		-		4,716		(16,249)		148,161		-		-
Redemptions (notes 2, 3, and 4)		(3,782)		(17,408)		(8,056)		(8,722)		(33,276)		(33,232)		(95)		(838)
Adjustments to maintain reserves		-		(1)		(1)		-		(2)		3		1		-

Net equity transactions		(2,215)		(16,306)		(1,616)		1,930		(48,781)		114,930		(94)		(838)

Net change in contract owners’ equity		19,843		14,796		6,337		18,756		(761)		100,215		(87)		(816)

Contract owners’ equity at beginning of period		216,885		202,089		136,038		117,282		251,834		151,619		503		1,319

Contract owners’ equity at end of period		$236,728		216,885		142,375		136,038		251,073		251,834		416		503

CHANGE IN UNITS:
Beginning units		6,269		6,753		33,735		33,272		12,993		8,484		509		1,373
Units purchased		55		45		1,588		2,737		11,326		6,472		-		-
Units redeemed		(112)		(529)		(2,006)		(2,274)		(12,645)		(1,963)		(96)		(864)

Ending units		6,212		6,269		33,317		33,735		11,674		12,993		413		509

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RAF				RBF				RBKF				RBMF
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$(544)		103		(924)		(1,098)		(1)		40		639		(149)
Realized gain (loss) on investments		(69,580)		(7)		(2,985)		(1,696)		(773)		(298)		4,038		2,707
Change in unrealized gain (loss) on investments		810		(289)		22,770		(7,841)		651		329		20,432		(7,207)
Reinvested capital gains		-		-		4,237		10,210		-		-		10,670		-

Net increase (decrease) in contract owners’ equity resulting from operations		(69,314)		(193)		23,098		(425)		(123)		71		35,779		(4,649)

Equity transactions:

Purchase payments received from contract owners (note 4)		19		170		2		60		(2)		2		1,398		2,751
Transfers between subaccounts, net		69,893		(1)		5,908		-		895		542		(1,139)		(8,428)
Redemptions (notes 2, 3, and 4)		(1,644)		-		(1,909)		(22,733)		-		2		(11,280)		(1,054)
Adjustments to maintain reserves		-		1		(2)		-		3		-		(1)		1

Net equity transactions		68,268		170		3,999		(22,673)		896		546		(11,022)		(6,730)

Net change in contract owners’ equity		(1,046)		(23)		27,097		(23,098)		773		617		24,757		(11,379)

Contract owners’ equity at beginning of period		1,046		1,069		91,692		114,790		3,437		2,820		117,651		129,030

Contract owners’ equity at end of period		$-		1,046		118,789		91,692		4,210		3,437		142,408		117,651

CHANGE IN UNITS:
Beginning units		3,798		3,236		2,151		2,628		305		305		3,692		3,910
Units purchased		2,406,795		562		470		1		921		647		42		81
Units redeemed		(2,410,593)		-		(458)		(478)		(921)		(647)		(337)		(299)

Ending units		-		3,798		2,163		2,151		305		305		3,397		3,692

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RCPF				RELF				RENF				RESF
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$586		630		(270)		(646)		2,658		5,999		(1,004)		(1,700)
Realized gain (loss) on investments		(1,102)		31		(7,544)		4,910		10,462		53,739		(5,930)		(293)
Change in unrealized gain (loss) on investments		(15,171)		3,382		6,090		(4,361)		516		(62,205)		(7,832)		(14,409)
Reinvested capital gains		10,160		-		6,932		1,126		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		(5,527)		4,043		5,208		1,029		13,636		(2,467)		(14,766)		(16,402)

Equity transactions:

Purchase payments received from contract owners (note 4)		151		150		2		-		2,214		2,640		7,273		7,896
Transfers between subaccounts, net		-		-		(37,346)		65,185		(39,472)		(200,885)		(51,498)		(23,407)
Redemptions (notes 2, 3, and 4)		(12,996)		(89)		(20)		(2,028)		(54,783)		(5,487)		(14,339)		(646)
Adjustments to maintain reserves		-		(1)		(2)		2		1		-		3		(1)

Net equity transactions		(12,845)		60		(37,366)		63,159		(92,040)		(203,732)		(58,561)		(16,158)

Net change in contract owners’ equity		(18,372)		4,103		(32,158)		64,188		(78,404)		(206,199)		(73,327)		(32,560)

Contract owners’ equity at beginning of period		124,070		119,967		77,757		13,569		307,169		513,368		157,381		189,941

Contract owners’ equity at end of period		$105,698		124,070		45,599		77,757		228,765		307,169		84,054		157,381

CHANGE IN UNITS:
Beginning units		3,648		3,647		1,255		252		17,014		28,171		27,073		29,791
Units purchased		5		4		505		1,336		617		862		2,102		1,726
Units redeemed		(399)		(3)		(1,235)		(333)		(5,726)		(12,019)		(14,821)		(4,444)

Ending units		3,254		3,648		525		1,255		11,905		17,014		14,354		27,073

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RFSF				RHCF				RINF				RJNF
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$(52)		(13)		(1,408)		(1,578)		(110)		(6)		(28)		-
Realized gain (loss) on investments		2,780		55		5,985		1,373		(572)		92		(1,547)		2
Change in unrealized gain (loss) on investments		(1,697)		2,643		(2,806)		(5,397)		(28)		(3)		-		(1)
Reinvested capital gains		474		57		15,595		4,220		1,430		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		1,505		2,742		17,366		(1,382)		720		83		(1,575)		1

Equity transactions:

Purchase payments received from contract owners (note 4)		(2)		4		2,080		5,046		(1)		58		-		(1)
Transfers between subaccounts, net		19		(2)		(23,520)		-		16,104		(1,558)		1,576		-
Redemptions (notes 2, 3, and 4)		(20)		(244)		-		(2,951)		-		-		-		(8)
Adjustments to maintain reserves		2		(2)		(1)		2		2		1		(1)		-

Net equity transactions		(1)		(244)		(21,441)		2,097		16,105		(1,499)		1,575		(9)

Net change in contract owners’ equity		1,504		2,498		(4,075)		715		16,825		(1,416)		-		(8)

Contract owners’ equity at beginning of period		15,785		13,287		150,507		149,792		232		1,648		-		8

Contract owners’ equity at end of period		$17,289		15,785		146,432		150,507		17,057		232		-		-

CHANGE IN UNITS:
Beginning units		722		735		3,630		3,582		4		36		-		29
Units purchased		385		-		51		188		455		53		324,985		-
Units redeemed		(386)		(13)		(554)		(140)		(196)		(85)		(324,985)		(29)

Ending units		721		722		3,127		3,630		263		4		-		-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RLCE				RLCJ				RLF				RMED
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$129		403		111		127		(6)		-		(682)		(110)
Realized gain (loss) on investments		2,456		19		1,372		1,134		38		1		1,126		4,891
Change in unrealized gain (loss) on investments		335		(702)		228		(1,483)		-		(3)		36,412		662
Reinvested capital gains		-		-		-		-		-		-		577		-

Net increase (decrease) in contract owners’ equity resulting from operations		2,920		(280)		1,711		(222)		32		(2)		37,433		5,443

Equity transactions:

Purchase payments received from contract owners (note 4)		(4)		-		(1)		4		-		(1)		836		(1)
Transfers between subaccounts, net		6,702		5		15,150		219		(31)		2		188,472		1
Redemptions (notes 2, 3, and 4)		-		-		-		-		-		(186)		(16,266)		(25,490)
Adjustments to maintain reserves		4		(6)		1		(1)		(1)		-		(2)		-

Net equity transactions		6,702		(1)		15,150		222		(32)		(185)		173,040		(25,490)

Net change in contract owners’ equity		9,622		(281)		16,861		-		-		(187)		210,473		(20,047)

Contract owners’ equity at beginning of period		6,799		7,080		4,955		4,955		-		187		27,013		47,060

Contract owners’ equity at end of period		$16,421		6,799		21,816		4,955		-		-		237,486		27,013

CHANGE IN UNITS:
Beginning units		511		511		263		263		-		6		2,966		5,897
Units purchased		3,032		-		2,119		330		134		-		23,858		-
Units redeemed		(2,629)		-		(1,611)		(330)		(134)		(6)		(1,747)		(2,931)

Ending units		914		511		771		263		-		-		25,077		2,966

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RMEK				RNF				ROF				RPMF
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$127		161		(324)		(497)		(13,967)		(9,758)		9,233		2,055
Realized gain (loss) on investments		(79)		1,140		856		661		114,619		20,125		93,414		1,528
Change in unrealized gain (loss) on investments		1,208		1,714		(3,596)		9,721		51,293		211,248		538,539		27,817
Reinvested capital gains		-		-		-		-		80,651		23,745		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		1,256		3,015		(3,064)		9,885		232,596		245,360		641,186		31,400

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		5		(2)		3,672		2,730		-		(1)
Transfers between subaccounts, net		13,708		-		(35,776)		38,260		83,610		(2,871)		228,143		(804)
Redemptions (notes 2, 3, and 4)		-		(31,487)		-		1		(24,547)		(186)		(81,604)		(41,081)
Adjustments to maintain reserves		-		-		3		6		2		1		1		1

Net equity transactions		13,708		(31,487)		(35,768)		38,265		62,737		(326)		146,540		(41,885)

Net change in contract owners’ equity		14,964		(28,472)		(38,832)		48,150		295,333		245,034		787,726		(10,485)

Contract owners’ equity at beginning of period		16,484		44,956		64,419		16,269		1,331,935		1,086,901		365,640		376,125

Contract owners’ equity at end of period		$31,448		16,484		25,587		64,419		1,627,268		1,331,935		1,153,366		365,640

CHANGE IN UNITS:
Beginning units		2,819		8,446		827		275		9,916		9,926		28,328		31,190
Units purchased		2,011		-		-		773		2,044		200		17,687		-
Units redeemed		-		(5,627)		(552)		(221)		(1,680)		(210)		(9,530)		(2,862)

Ending units		4,830		2,819		275		827		10,280		9,916		36,485		28,328

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RREF				RRF				RTEC				RTEL
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$38		12		-		-		(593)		(568)		(62)		-
Realized gain (loss) on investments		57		(470)		-		25		3,562		5,790		(8)		-
Change in unrealized gain (loss) on investments		32		493		-		(26)		2,615		1,716		2,283		-
Reinvested capital gains		-		-		-		-		5,070		2,765		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		127		35		-		(1)		10,654		9,703		2,213		-

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		-		-		304		(4)		(1)		-
Transfers between subaccounts, net		-		-		-		-		16,844		(1,597)		18,636		-
Redemptions (notes 2, 3, and 4)		(326)		(4,429)		-		(133)		(8,388)		(860)		-		-
Adjustments to maintain reserves		-		1		-		-		(3)		3		1		-

Net equity transactions		(326)		(4,428)		-		(133)		8,757		(2,458)		18,636		-

Net change in contract owners’ equity		(199)		(4,393)		-		(134)		19,411		7,245		20,849		-

Contract owners’ equity at beginning of period		7,013		11,406		-		134		56,271		49,026		-		-

Contract owners’ equity at end of period		$6,814		7,013		-		-		75,682		56,271		20,849		-

CHANGE IN UNITS:
Beginning units		289		489		-		4		867		927		-		-
Units purchased		-		-		-		-		342		248		1,257		-
Units redeemed		(13)		(200)		-		(4)		(272)		(308)		(97)		-

Ending units		276		289		-		-		937		867		1,160		-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RTF				RTRF				RUF				RUGB
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$(2,915)		(1,844)		-		-		27		43		76		77
Realized gain (loss) on investments		68,866		18,320		-		(19)		(2)		(2)		(73)		(296)
Change in unrealized gain (loss) on investments		(28,334)		103,093		-		10		(73)		(101)		8		(255)
Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		37,617		119,569		-		(9)		(48)		(60)		11		(474)

Equity transactions:

Purchase payments received from contract owners (note 4)		716		-		-		-		3		(2)		-		-
Transfers between subaccounts, net		(170,422)		35,133		-		-		-		2		279		168
Redemptions (notes 2, 3, and 4)		(20,109)		(7,794)		-		(127)		-		-		-		(115)
Adjustments to maintain reserves		3		(4)		-		-		(2)		-		10		1

Net equity transactions		(189,812)		27,335		-		(127)		1		-		289		54

Net change in contract owners’ equity		(152,195)		146,904		-		(136)		(47)		(60)		300		(420)

Contract owners’ equity at beginning of period		434,954		288,050		2		138		368		428		3,086		3,506

Contract owners’ equity at end of period		$282,759		434,954		2		2		321		368		3,386		3,086

CHANGE IN UNITS:
Beginning units		4,273		3,985		-		4		6,281		6,281		2,720		2,678
Units purchased		2,598		3,035		-		-		-		-		245		209
Units redeemed		(4,632)		(2,747)		-		(4)		-		-		-		(167)

Ending units		2,239		4,273		-		-		6,281		6,281		2,965		2,720

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RUTL				RVARS				RVCMD				RVF
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$318		230		7		22		894		4,776		(14,012)		(24,683)
Realized gain (loss) on investments		3,832		1,039		-		1		(806)		(39,868)		429,607		322,554
Change in unrealized gain (loss) on investments		6,801		9,558		(6)		(51)		1,062		41,572		(479,821)		636,477
Reinvested capital gains		-		-		-		-		-		-		92,150		-

Net increase (decrease) in contract owners’ equity resulting from operations		10,951		10,827		1		(28)		1,150		6,480		27,924		934,348

Equity transactions:

Purchase payments received from contract owners (note 4)		2,210		2,125		-		2		(1)		-		1,637		120
Transfers between subaccounts, net		(1,522)		41		-		(1)		(601)		(114,539)		(433,413)		(729,767)
Redemptions (notes 2, 3, and 4)		(15)		(671)		-		-		(2,303)		(2,279)		(369,471)		(316,154)
Adjustments to maintain reserves		1		(1)		-		-		-		1		1		1

Net equity transactions		674		1,494		-		1		(2,905)		(116,817)		(801,246)		(1,045,800)

Net change in contract owners’ equity		11,625		12,321		1		(27)		(1,755)		(110,337)		(773,322)		(111,452)

Contract owners’ equity at beginning of period		70,241		57,920		558		585		29,802		140,139		2,160,365		2,271,817

Contract owners’ equity at end of period		$81,866		70,241		559		558		28,047		29,802		1,387,043		2,160,365

CHANGE IN UNITS:
Beginning units		1,936		1,894		56		56		9,575		48,269		5,211		7,698
Units purchased		269		156		-		-		286		955		2,760		2,228
Units redeemed		(258)		(114)		-		-		(1,184)		(39,649)		(5,356)		(4,715)

Ending units		1,947		1,936		56		56		8,677		9,575		2,615		5,211

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RVIDD				RVIMC				RVLCG				RVLCV
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$-		829		-		-		(2,643)		(2,660)		61		83
Realized gain (loss) on investments		-		(10,516)		-		-		5,997		1,614		185		1,033
Change in unrealized gain (loss) on investments		-		7,254		-		(1)		(16,721)		62,764		2,111		1,321
Reinvested capital gains		-		-		-		-		29,861		1,237		1,245		-

Net increase (decrease) in contract owners’ equity resulting from operations		-		(2,433)		-		(1)		16,494		62,955		3,602		2,437

Equity transactions:

Purchase payments received from contract owners (note 4)		-		(1)		-		-		-		-		-		(2)
Transfers between subaccounts, net		-		(12,087)		-		-		(88,504)		(2,394)		-		(1,545)
Redemptions (notes 2, 3, and 4)		-		(20)		-		-		(3,520)		(3,250)		(1,889)		(1,875)
Adjustments to maintain reserves		-		1		-		1		-		(1)		(1)		2

Net equity transactions		-		(12,107)		-		1		(92,024)		(5,645)		(1,890)		(3,420)

Net change in contract owners’ equity		-		(14,540)		-		-		(75,530)		57,310		1,712		(983)

Contract owners’ equity at beginning of period		-		14,540		4		4		307,115		249,805		25,524		26,507

Contract owners’ equity at end of period		$-		-		4		4		231,585		307,115		27,236		25,524

CHANGE IN UNITS:
Beginning units		-		234,409		6		6		6,649		6,782		753		858
Units purchased		-		-		-		-		413		78		-		-
Units redeemed		-		(234,409)		-		-		(2,530)		(211)		(53)		(105)

Ending units		-		-		6		6		4,532		6,649		700		753

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RVLDD				RVMCG				RVSCG				RVSDL
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$(20)		(196)		(195)		(220)		(126)		(121)		5,333		-
Realized gain (loss) on investments		7,865		30,052		(5)		1,370		50		(11)		(5,521)		(1)
Change in unrealized gain (loss) on investments		9,920		(6,363)		315		1,201		1,770		939		-		2
Reinvested capital gains		-		-		1,073		2		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		17,765		23,493		1,188		2,353		1,694		807		(188)		1

Equity transactions:

Purchase payments received from contract owners (note 4)		-		2		1		-		2		(4)		221		-
Transfers between subaccounts, net		(46,823)		88,644		-		183		(781)		2		(32)		(1)
Redemptions (notes 2, 3, and 4)		(27,116)		(13,176)		-		(15)		-		-		-		(5)
Adjustments to maintain reserves		(1)		-		(1)		-		(1)		1		(1)		-

Net equity transactions		(73,940)		75,470		-		168		(780)		(1)		188		(6)

Net change in contract owners’ equity		(56,175)		98,963		1,188		2,521		914		806		-		(5)

Contract owners’ equity at beginning of period		186,929		87,966		19,432		16,911		12,157		11,351		-		5

Contract owners’ equity at end of period		$130,754		186,929		20,620		19,432		13,071		12,157		-		-

CHANGE IN UNITS:
Beginning units		2,254		1,267		464		464		365		365		-		1
Units purchased		1,457		2,733		-		245		754		-		14,190		-
Units redeemed		(2,379)		(1,746)		-		(245)		(754)		-		(14,190)		(1)

Ending units		1,332		2,254		464		464		365		365		-		-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	RVWDL		AVGI		AVHY1		IVDDI
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$(29)	-	(268)	(289)	9,052	6,687	1,126	1,326
Realized gain (loss) on investments	(2,186)	(2)	(533)	(3,333)	(1,207)	(869)	11,153	83
Change in unrealized gain (loss) on investments	4	1	5,811	14,188	387	3,195	(8,436)	8,760
Reinvested capital gains	-	-	5,873	6,013	-	-	11,489	5,902

Net increase (decrease) in contract owners’ equity resulting from operations	(2,211)	(1)	10,883	16,579	8,232	9,013	15,332	16,071

Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	-	-	5,683	6,485	2,237	2,600
Transfers between subaccounts, net	2,211	-	-	-	(1,339)	(89)	(152,256)	-
Redemptions (notes 2, 3, and 4)	-	(4)	(3,927)	(29,276)	(4,410)	(4,327)	(16,249)	-
Adjustments to maintain reserves	1	-	1	-	-	-	-	-

Net equity transactions	2,212	(4)	(3,926)	(29,276)	(66)	2,069	(166,268)	2,600

Net change in contract owners’ equity	1	(5)	6,957	(12,697)	8,166	11,082	(150,936)	18,671

Contract owners’ equity at beginning of period	3	8	76,358	89,055	145,692	134,610	150,936	132,265

Contract owners’ equity at end of period	$4	3	83,315	76,358	153,858	145,692	-	150,936

CHANGE IN UNITS:
Beginning units	1	2	2,021	2,931	4,752	4,484	5,027	4,938
Units purchased	23,611	-	-	-	234	272	71	90
Units redeemed	(23,611)	(1)	(104)	(910)	(62)	(4)	(5,098)	(1)

Ending units	1	1	1,917	2,021	4,924	4,752	-	5,027

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	IVGMMI				IVHS				IVMCC2				IVRE
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$36,302		48,170		(505)		(563)		(26)		(111)		3,395		8,796
Realized gain (loss) on investments		-		-		340		564		7		(5,250)		(36,209)		(7,492)
Change in unrealized gain (loss) on investments		-		-		4,734		2,313		(52)		6,036		65,651		(17,054)
Reinvested capital gains		-		-		2,015		-		291		66		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		36,302		48,170		6,584		2,314		220		741		32,837		(15,750)

Equity transactions:

Purchase payments received from contract owners (note 4)		10,695		10,404		-		-		-		-		12,645		16,316
Transfers between subaccounts, net		308,359		898,986		(4,327)		114		119		-		(111,427)		1,175
Redemptions (notes 2, 3, and 4)		(372,616)		(961,732)		(369)		(14,422)		-		(28,748)		(79,870)		(24,305)
Adjustments to maintain reserves		-		1		-		1		-		-		2		(2)

Net equity transactions		(53,562)		(52,341)		(4,696)		(14,307)		119		(28,748)		(178,650)		(6,816)

Net change in contract owners’ equity		(17,260)		(4,171)		1,888		(11,993)		339		(28,007)		(145,813)		(22,566)

Contract owners’ equity at beginning of period		1,174,908		1,179,079		50,293		62,286		2,770		30,777		542,017		564,583

Contract owners’ equity at end of period		$1,157,648		1,174,908		52,181		50,293		3,109		2,770		396,204		542,017

CHANGE IN UNITS:
Beginning units		114,217		119,126		13,615		17,388		609		7,818		154,649		156,603
Units purchased		46,808		105,348		174		285		24		-		3,840		5,069
Units redeemed		(51,742)		(110,257)		(1,417)		(4,058)		-		(7,209)		(52,619)		(7,023)

Ending units		109,283		114,217		12,372		13,615		633		609		105,870		154,649

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	IVT				JABIN				JAEI				JAFRIN
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$(2,257)		(1,959)		12,627		11,655		(43,354)		(17,196)		(3,908)		(4,879)
Realized gain (loss) on investments		(2,120)		(567)		39,216		41,753		190,426		111,185		34,748		8,659
Change in unrealized gain (loss) on investments		17,203		48,588		68,702		92,654		(238,098)		512,300		(19,126)		91,053
Reinvested capital gains		26,569		8,678		38,995		-		475,494		253,344		61,845		30,870

Net increase (decrease) in contract owners’ equity resulting from operations		39,395		54,740		159,540		146,062		384,468		859,633		73,559		125,703

Equity transactions:

Purchase payments received from contract owners (note 4)		-		60		34,542		33,652		16,406		14,594		-		-
Transfers between subaccounts, net		(493)		2,494		35,958		259		(123,845)		(154,591)		(93,487)		9,387
Redemptions (notes 2, 3, and 4)		(7,193)		(644)		(83,320)		(104,619)		(557,791)		(304,380)		(3,652)		(1,741)
Adjustments to maintain reserves		-		-		(1)		-		-		-		-		1

Net equity transactions		(7,686)		1,910		(12,821)		(70,708)		(665,230)		(444,377)		(97,139)		7,647

Net change in contract owners’ equity		31,709		56,650		146,719		75,354		(280,762)		415,256		(23,580)		133,350

Contract owners’ equity at beginning of period		221,649		164,999		1,151,800		1,076,446		6,519,953		6,104,697		591,277		457,927

Contract owners’ equity at end of period		$253,358		221,649		1,298,519		1,151,800		6,239,191		6,519,953		567,697		591,277

CHANGE IN UNITS:
Beginning units		65,550		64,864		33,019		35,263		434,156		465,245		8,936		8,802
Units purchased		-		1,090		1,921		1,090		4,214		2,734		328		598
Units redeemed		(2,728)		(404)		(2,275)		(3,334)		(48,634)		(33,823)		(1,929)		(464)

Ending units		62,822		65,550		32,665		33,019		389,736		434,156		7,335		8,936

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	JAGRIN				JAIG				JARIN				JMCVIN
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$(19,247)		(17,684)		3,796		4,046		(71,390)		(69,583)		364		3
Realized gain (loss) on investments		350,684		421,350		196,687		11,060		278,499		197,990		893		455
Change in unrealized gain (loss) on investments		378,000		723,140		49,012		32,674		499,229		1,685,499		(4,521)		3,831
Reinvested capital gains		639,302		213,107		-		-		613,453		202,107		6,449		3,873

Net increase (decrease) in contract owners’ equity resulting from operations		1,348,739		1,339,913		249,495		47,780		1,319,791		2,016,013		3,185		8,162

Equity transactions:

Purchase payments received from contract owners (note 4)		1,798		46,723		19,973		23,770		22,999		(5,495)		-		-
Transfers between subaccounts, net		(98,799)		(22,870)		(146,967)		(15,474)		(105,790)		181,165		(8,913)		8,000
Redemptions (notes 2, 3, and 4)		(274,780)		(529,176)		(248,259)		(24,485)		(328,814)		(412,897)		(13,596)		(3,116)
Adjustments to maintain reserves		1		-		(1)		1		2		(2)		1		-

Net equity transactions		(371,780)		(505,323)		(375,254)		(16,188)		(411,603)		(237,229)		(22,508)		4,884

Net change in contract owners’ equity		976,959		834,590		(125,759)		31,592		908,188		1,778,784		(19,323)		13,046

Contract owners’ equity at beginning of period		6,966,227		6,131,637		1,058,520		1,026,928		7,795,658		6,016,874		79,210		66,164

Contract owners’ equity at end of period		$7,943,186		6,966,227		932,761		1,058,520		8,703,846		7,795,658		59,887		79,210

CHANGE IN UNITS:
Beginning units		768,605		827,703		211,424		214,913		593,475		613,399		2,742		2,565
Units purchased		5,852		15,093		10,390		4,881		9,577		26,218		-		297
Units redeemed		(42,391)		(74,191)		(75,798)		(8,370)		(37,562)		(46,142)		(776)		(120)

Ending units		732,066		768,605		146,016		211,424		565,490		593,475		1,966		2,742

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	LZREMS				LZRIES				LZRUSM				LPVCAI
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$8,339		9,929		1,072		1,215		(4,871)		(5,137)		(1)		(26)
Realized gain (loss) on investments		10,906		15		15,275		85		(14,235)		(2,041)		(83)		(111)
Change in unrealized gain (loss) on investments		142,324		15,873		(160)		1,096		(34,289)		37,086		75		238
Reinvested capital gains		-		-		3,342		150		60,363		18,443		-		255

Net increase (decrease) in contract owners’ equity resulting from operations		161,569		25,817		19,529		2,546		6,968		48,351		(9)		356

Equity transactions:

Purchase payments received from contract owners (note 4)		1,224		1,228		3,941		4,109		2,321		4,739		(1)		-
Transfers between subaccounts, net		(16,408)		(1,091)		(80,504)		-		1,359		1,309		(717)		-
Redemptions (notes 2, 3, and 4)		(19,053)		(19,602)		(6,990)		-		(49,559)		(4,845)		-		(2,989)
Adjustments to maintain reserves		1		1		(1)		(1)		1		(2)		-		(1)

Net equity transactions		(34,236)		(19,464)		(83,554)		4,108		(45,878)		1,201		(718)		(2,990)

Net change in contract owners’ equity		127,333		6,353		(64,025)		6,654		(38,910)		49,552		(727)		(2,634)

Contract owners’ equity at beginning of period		410,991		404,638		64,025		57,371		532,690		483,138		727		3,361

Contract owners’ equity at end of period		$538,324		410,991		-		64,025		493,780		532,690		-		727

CHANGE IN UNITS:
Beginning units		11,684		12,235		2,932		2,747		105,905		105,663		23		120
Units purchased		103		159		2,170		185		2,198		1,270		-		-
Units redeemed		(883)		(710)		(5,102)		-		(11,067)		(1,028)		(23)		(97)

Ending units		10,904		11,684		-		2,932		97,036		105,905		-		23

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	LPVCII		LVCLGI		SBVHY		LACB2
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$874	208	(1,898)	(2,855)	3,277	2,801	1,592	1,578
Realized gain (loss) on investments	336	192	62,270	7,254	(172)	(175)	2,436	764
Change in unrealized gain (loss) on investments	(3,414)	1,801	(84,311)	43,799	1,549	265	12,774	12,846
Reinvested capital gains	10,110	7,130	9,933	13,848	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,906	9,331	(14,006)	62,046	4,654	2,891	16,802	15,188

Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	2,544	2,730	1,175	2,446	290	370
Transfers between subaccounts, net	-	-	(165,668)	49,520	-	-	(9,219)	187,143
Redemptions (notes 2, 3, and 4)	(422)	-	(3,649)	(1,324)	-	-	(5,261)	(6,480)
Adjustments to maintain reserves	-	1	(1)	1	(1)	-	-	-

Net equity transactions	(422)	1	(166,774)	50,927	1,174	2,446	(14,190)	181,033

Net change in contract owners’ equity	7,484	9,332	(180,780)	112,973	5,828	5,337	2,612	196,221

Contract owners’ equity at beginning of period	68,856	59,524	323,050	210,077	51,949	46,612	196,221	-

Contract owners’ equity at end of period	$76,340	68,856	142,270	323,050	57,777	51,949	198,833	196,221

CHANGE IN UNITS:
Beginning units	1,871	1,871	5,357	4,411	2,386	2,269	18,164	-
Units purchased	-	-	42	1,166	52	129	191	19,205
Units redeemed	(10)	-	(3,205)	(220)	-	(12)	(1,395)	(1,041)

Ending units	1,861	1,871	2,194	5,357	2,438	2,386	16,960	18,164

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	LACDV2		LACI2		LACIPS		LACLV2
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$(598)	495	627	(132)	1,455	616	112	580
Realized gain (loss) on investments	19,479	262	7,234	252	35	9	151	15
Change in unrealized gain (loss) on investments	1,410	9,568	59,561	(2,188)	(302)	(29)	1,155	1,485
Reinvested capital gains	-	-	-	-	-	-	1,976	330

Net increase (decrease) in contract owners’ equity resulting from operations	20,291	10,325	67,422	(2,068)	1,188	596	3,394	2,410

Equity transactions:

Purchase payments received from contract owners (note 4)	27	-	975	778	-	-	-	-
Transfers between subaccounts, net	(130,554)	175,393	3,858	457,424	(84)	22,857	-	41,506
Redemptions (notes 2, 3, and 4)	(3,250)	(2,493)	(50,842)	(3,166)	(1,325)	-	(16,017)	-
Adjustments to maintain reserves	(1)	2	1	2	(1)	1	(2)	(1)

Net equity transactions	(133,778)	172,902	(46,008)	455,038	(1,410)	22,858	(16,019)	41,505

Net change in contract owners’ equity	(113,487)	183,227	21,414	452,970	(222)	23,454	(12,625)	43,915

Contract owners’ equity at beginning of period	183,227	-	452,970	-	23,454	-	43,915	-

Contract owners’ equity at end of period	$69,740	183,227	474,384	452,970	23,232	23,454	31,290	43,915

CHANGE IN UNITS:
Beginning units	17,308	-	45,503	-	2,286	-	4,151	-
Units purchased	36	17,908	936	45,833	-	2,292	-	4,151
Units redeemed	(11,551)	(600)	(4,939)	(330)	(135)	(6)	(1,563)	-

Ending units	5,793	17,308	41,500	45,503	2,151	2,286	2,588	4,151

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	LACU2				LACV2				LOVCDG				LOVGI
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$(2,777)		(1,937)		7,520		18,796		(1,821)		(2,391)		(2,920)		(763)
Realized gain (loss) on investments		4,735		43		7,249		1,010		1,854		28,571		9,026		7,170
Change in unrealized gain (loss) on investments		1,064		45,917		60,570		36,387		28,157		39,812		25,154		52,803
Reinvested capital gains		22,987		3,333		95,306		10,931		37,934		24,785		70,389		47,135

Net increase (decrease) in contract owners’ equity resulting from operations		26,009		47,356		170,645		67,124		66,124		90,777		101,649		106,345

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		9,519		5,681		6,484		5,561		16,652		14,439
Transfers between subaccounts, net		(29,245)		255,663		(421)		1,136,703		4,914		(2,463)		83		242
Redemptions (notes 2, 3, and 4)		(20,852)		(182)		(96,679)		(13,128)		(5,603)		(170,162)		(67,391)		(30,429)
Adjustments to maintain reserves		1		1		1		(1)		1		(1)		(1)		2

Net equity transactions		(50,096)		255,482		(87,580)		1,129,255		5,796		(167,065)		(50,657)		(15,746)

Net change in contract owners’ equity		(24,087)		302,838		83,065		1,196,379		71,920		(76,288)		50,992		90,599

Contract owners’ equity at beginning of period		302,838		-		1,196,379		-		439,080		515,368		649,052		558,453

Contract owners’ equity at end of period		$278,751		302,838		1,279,444		1,196,379		511,000		439,080		700,044		649,052

CHANGE IN UNITS:
Beginning units		25,532		-		112,976		-		63,954		90,768		134,646		138,324
Units purchased		-		26,572		892		114,248		1,744		844		3,457		4,694
Units redeemed		(4,496)		(1,040)		(8,686)		(1,272)		(879)		(27,658)		(13,040)		(8,372)

Ending units		21,036		25,532		105,182		112,976		64,819		63,954		125,063		134,646

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GEM				GIG				GVEXD				NVAMVX
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$(7)		-		61		-		(152)		1,391		2,001		-
Realized gain (loss) on investments		8		-		1		-		32,587		27,148		8		-
Change in unrealized gain (loss) on investments		589		-		3,456		-		11,129		8,856		8,848		-
Reinvested capital gains		-		-		-		-		414		124		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		590		-		3,518		-		43,978		37,519		10,857		-

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		286		-		550		1,068		223		-
Transfers between subaccounts, net		8,272		-		92,507		-		(120,594)		339,899		282,810		-
Redemptions (notes 2, 3, and 4)		-		-		-		-		(7,205)		(197,170)		-		-
Adjustments to maintain reserves		(1)		-		(1)		-		(1)		-		-		-

Net equity transactions		8,271		-		92,792		-		(127,250)		143,797		283,033		-

Net change in contract owners’ equity		8,861		-		96,310		-		(83,272)		181,316		293,890		-

Contract owners’ equity at beginning of period		-		-		-		-		334,667		153,351		-		-

Contract owners’ equity at end of period		$8,861		-		96,310		-		251,395		334,667		293,890		-

CHANGE IN UNITS:
Beginning units		-		-		-		-		23,577		13,356		-		-
Units purchased		945		-		7,730		-		12,900		39,680		24,817		-
Units redeemed		(336)				-		-		(21,279)		(29,459)		-		-

Ending units		609		-		7,730		-		15,198		23,577		24,817		-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	AMCG		AMRI		AMSRS		AMTB
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$(27)	(35)	(102)	(239)	(4,420)	(4,139)	9,224	9,593
Realized gain (loss) on investments	4	581	(1,430)	5,835	12,475	70,425	(1,145)	(453)
Change in unrealized gain (loss) on investments	(299)	(491)	732	(3,821)	12,934	27,280	1,553	1,000
Reinvested capital gains	318	121	2,033	581	26,264	20,449	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4)	176	1,233	2,356	47,253	114,015	9,632	10,140

Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	-	-	5,962	5,533	-	2
Transfers between subaccounts, net	108	253	686	-	-	(23)	-	-
Redemptions (notes 2, 3, and 4)	-	2	-	(29,989)	(40,844)	(223,424)	(5,581)	(1,063)
Adjustments to maintain reserves	(1)	1	(1)	(1)	-	1	-	(2)

Net equity transactions	107	256	685	(29,990)	(34,882)	(217,913)	(5,581)	(1,063)

Net change in contract owners’ equity	103	432	1,918	(27,634)	12,371	(103,898)	4,051	9,077

Contract owners’ equity at beginning of period	2,331	1,899	18,361	45,995	452,157	556,055	211,130	202,053

Contract owners’ equity at end of period	$2,434	2,331	20,279	18,361	464,528	452,157	215,181	211,130

CHANGE IN UNITS:
Beginning units	479	479	3,764	10,157	7,902	12,107	136,733	137,442
Units purchased	1,590	2,301	1,569	-	100	106	-	-
Units redeemed	(1,590)	(2,301)	(1,569)	(6,393)	(793)	(4,311)	(3,581)	(709)

Ending units	479	479	3,764	3,764	7,209	7,902	133,152	136,733

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NOVPDI				NOVPM				PMVAAA				PMVEBA
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$6,740		14,334		(394,709)		(387,188)		1,013		1,656		1,592		1,486
Realized gain (loss) on investments		(67,655)		(39,867)		1,186,982		840,393		(2,900)		(65)		(1,937)		(115)
Change in unrealized gain (loss) on investments		473,794		318,991		768,600		9,064,607		7,217		(797)		3,703		343
Reinvested capital gains		-		-		8,765,616		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		412,879		293,458		10,326,489		9,517,812		5,330		794		3,358		1,714

Equity transactions:

Purchase payments received from contract owners (note 4)		18,510		2,429		77,006		60,718		-		-		-		50
Transfers between subaccounts, net		(9,819)		(71,882)		(602,428)		(599,539)		(10,094)		-		1,559		-
Redemptions (notes 2, 3, and 4)		(203,347)		(218,552)		(4,013,790)		(5,367,591)		-		-		-		-
Adjustments to maintain reserves		1		1		(2)		3		-		-		(1)		1

Net equity transactions		(194,655)		(288,004)		(4,539,214)		(5,906,409)		(10,094)		-		1,558		51

Net change in contract owners’ equity		218,224		5,454		5,787,275		3,611,403		(4,764)		794		4,916		1,765

Contract owners’ equity at beginning of period		2,624,295		2,618,841		47,789,165		44,177,762		30,121		29,327		28,299		26,534

Contract owners’ equity at end of period		$2,842,519		2,624,295		53,576,440		47,789,165		25,357		30,121		33,215		28,299

CHANGE IN UNITS:
Beginning units		174,343		194,214		1,841,854		2,078,332		1,526		1,526		1,443		1,441
Units purchased		9,800		3,581		27,869		46,255		5,294		-		366		3
Units redeemed		(21,354)		(23,452)		(184,931)		(282,733)		(5,684)		-		(321)		(1)

Ending units		162,789		174,343		1,684,792		1,841,854		1,136		1,526		1,488		1,443

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PMVFHA				PMVGBA				PMVHYA				PMVLDA
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$115		116		802		530		1,971		1,791		6,989		1,614
Realized gain (loss) on investments		(4)		(4)		(339)		(33)		(77)		(906)		(151)		(399)
Change in unrealized gain (loss) on investments		22		82		2,009		(794)		943		1,135		4,411		592
Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		133		194		2,472		(297)		2,837		2,020		11,249		1,807

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		-		-		-		-		-		-

Transfers between subaccounts, net		-		-		572		1,624		(11)		-		303,666		-
Redemptions (notes 2, 3, and 4)		-		-		-		-		(523)		(8,048)		(288)		(4,858)
Adjustments to maintain reserves		1		-		-		-		(1)		-		(1)		-

Net equity transactions		1		-		572		1,624		(535)		(8,048)		303,377		(4,858)

Net change in contract owners’ equity		134		194		3,044		1,327		2,302		(6,028)		314,626		(3,051)
Contract owners’ equity at beginning of period		4,595		4,401		21,475		20,148		36,434		42,462		54,171		57,222

Contract owners’ equity at end of period		$4,729		4,595		24,519		21,475		38,736		36,434		368,797		54,171

CHANGE IN UNITS:
Beginning units		249		249		1,523		1,407		1,622		2,001		4,140		4,524
Units purchased		-		-		170		116		-		-		22,862		-
Units redeemed		-		-		(135)		-		(23)		(379)		(22)		(384)

Ending units		249		249		1,558		1,523		1,599		1,622		26,980		4,140

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PMVLGA				PMVRRA				PMVRSA				PMVTRA
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$3,773		2,842		8,900		5,873		-		-		15,554		14,439
Realized gain (loss) on investments		(2,492)		(43,191)		(340)		(429)		-		(11)		(6,447)		(3,357)
Change in unrealized gain (loss) on investments		6,793		26,303		16,305		(1,412)		-		10		28,670		(4,485)
Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		8,074		(14,046)		24,865		4,032		-		(1)		37,777		6,597

Equity transactions:
Purchase payments received from contract owners (note 4)		4,416		4,880		3,798		5,321		-		-		2,614		2,750

Transfers between subaccounts, net		13,481		7,956		225		207		-		-		(289)		23,716
Redemptions (notes 2, 3, and 4)		(330)		(43,128)		(5,553)		(3,631)		-		(18)		(8,726)		(10,943)
Adjustments to maintain reserves		-		-		(1)		-		-		1		(2)		-

Net equity transactions		17,567		(30,292)		(1,531)		1,897		-		(17)		(6,403)		15,523

Net change in contract owners’ equity		25,641		(44,338)		23,334		5,929		-		(18)		31,374		22,120
Contract owners’ equity at beginning of period		151,811		196,149		367,703		361,774		-		18		487,410		465,290

Contract owners’ equity at end of period		$177,452		151,811		391,037		367,703		-		-		518,784		487,410

CHANGE IN UNITS:
Beginning units		9,950		11,962		207,547		206,462		-		2		279,937		271,257
Units purchased		1,163		828		2,218		3,239		-		-		11,241		15,098
Units redeemed		(60)		(2,840)		(3,039)		(2,154)		-		(2)		(14,794)		(6,418)

Ending units		11,053		9,950		206,726		207,547		-		-		276,384		279,937

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PVSTA				ROCMC				ROCSC				TAVV
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$6,700		506		(2,953)		(3,378)		1,538		708		4,065		4,970
Realized gain (loss) on investments		1		-		1,711		(3,754)		15,177		2,809		6,721		7,041
Change in unrealized gain (loss) on investments		600		109		9		22,602		(13,694)		(9,374)		61,884		(46,435)
Reinvested capital gains		-		-		33,383		24,956		16,846		13,753		23,844		25,187

Net increase (decrease) in contract owners’ equity resulting from operations		7,301		615		32,150		40,426		19,867		7,896		96,514		(9,237)

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		8,162		8,455		12,540		13,925		(2)		-
Transfers between subaccounts, net		304,538		1,151		(22,914)		10,644		2,126		(4,865)		8,125		(2,122)
Redemptions (notes 2, 3, and 4)		-		-		(165,574)		(12,432)		(108,453)		(14,748)		(14,209)		(21,897)
Adjustments to maintain reserves		-		-		-		1		2		-		2		-

Net equity transactions		304,538		1,151		(180,326)		6,668		(93,785)		(5,688)		(6,084)		(24,019)

Net change in contract owners’ equity		311,839		1,766		(148,176)		47,094		(73,918)		2,208		90,430		(33,256)

Contract owners’ equity at beginning of period		13,513		11,747		372,923		325,829		335,628		333,420		291,623		324,879

Contract owners’ equity at end of period		$325,352		13,513		224,747		372,923		261,710		335,628		382,053		291,623

CHANGE IN UNITS:
Beginning units		1,012		923		74,860		73,604		62,222		63,277		87,261		94,053
Units purchased		22,510		93		1,702		5,071		6,176		2,838		71,835		67,113
Units redeemed		(15)		(4)		(36,552)		(3,815)		(23,411)		(3,893)		(73,467)		(73,905)

Ending units		23,507		1,012		40,010		74,860		44,987		62,222		85,629		87,261

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	VWBF				VWEM				VWHA				PIHYB2
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$687		879		(847)		1,931		1,686		1,575		847		753
Realized gain (loss) on investments		(5)		(8)		1,121		(7,591)		4,591		8,669		(30)		(31)
Change in unrealized gain (loss) on investments		1,850		(635)		78,430		6,959		26,895		(15,643)		370		471
Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		2,532		236		78,704		1,299		33,172		(5,399)		1,187		1,193

Equity transactions:

Purchase payments received from contract owners (note 4)		600		650		2,523		3,658		1,950		2,500		-		-

Transfers between subaccounts, net		-		-		(8,609)		(15,047)		(1,505)		(32,101)		-		-
Redemptions (notes 2, 3, and 4)		-		(11)		(13,346)		(6,277)		(6,745)		(4,738)		-		-
Adjustments to maintain reserves		-		(1)		1		(1)		1		(1)		-		(1)

Net equity transactions		600		638		(19,431)		(17,667)		(6,299)		(34,340)		-		(1)

Net change in contract owners’ equity		3,132		874		59,273		(16,368)		26,873		(39,739)		1,187		1,192
Contract owners’ equity at beginning of period		14,342		13,468		278,552		294,920		95,494		135,233		17,331		16,139

Contract owners’ equity at end of period		$17,474		14,342		337,825		278,552		122,367		95,494		18,518		17,331

CHANGE IN UNITS:
Beginning units		6,638		6,342		108,795		115,413		27,708		37,746		779		779
Units purchased		256		301		2,325		1,445		1,664		1,902		-		-
Units redeemed		-		(5)		(8,544)		(8,063)		(3,096)		(11,940)		-		-

Ending units		6,894		6,638		102,576		108,795		26,276		27,708		779		779

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PIVEI2				PIVF2				PIVMV2				PIVSI2
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$1,098		797		(2,070)		(1,363)		522		360		1,369		1,232
Realized gain (loss) on investments		(1,483)		58		5,885		1,530		(147)		(246)		(888)		(102)
Change in unrealized gain (loss) on investments		(5,588)		(8,243)		14,442		32,039		435		1,579		3,283		1
Reinvested capital gains		15,483		15,094		35,638		11,346		5,083		3,129		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		9,510		7,706		53,895		43,552		5,893		4,822		3,764		1,131

Equity transactions:

Purchase payments received from contract owners (note 4)		6,173		4,575		-		(2)		2,336		2,440		-		-
Transfers between subaccounts, net		26,385		-		8,727		(85)		3,066		-		(5,924)		-
Redemptions (notes 2, 3, and 4)		(13,611)		-		(30,070)		(1,290)		-		-		(15)		(342)
Adjustments to maintain reserves		(1)		-		(1)		2		-		1		(1)		1

Net equity transactions		18,946		4,575		(21,344)		(1,375)		5,402		2,441		(5,940)		(341)

Net change in contract owners’ equity		28,456		12,281		32,551		42,177		11,295		7,263		(2,176)		790

Contract owners’ equity at beginning of period		88,704		76,423		248,694		206,517		56,727		49,464		41,412		40,622

Contract owners’ equity at end of period		$117,160		88,704		281,245		248,694		68,022		56,727		39,236		41,412

CHANGE IN UNITS:
Beginning units		22,872		21,649		49,781		50,056		1,748		1,670		2,422		2,443
Units purchased		8,068		1,223		1,769		2,208		165		78		-		-
Units redeemed		(3,484)		-		(5,350)		(2,483)		(3)		-		(331)		(21)

Ending units		27,456		22,872		46,200		49,781		1,910		1,748		2,091		2,422

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(1)	Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Jefferson National Life Annuity Account C (the Separate Account) was established pursuant to a resolution of the Board of Directors of Jefferson National Life Insurance Company (f/k/a Conseco Variable Insurance Company f/k/a Great American Reserve Insurance Company) (the Company) in 1980. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account. The separate account offered individual and group flexible premium variable deferred annuity contracts. These contracts are no longer offered for sale.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)

Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Russell 2000(R) 2X Strategy Fund (GVR2XS)

Rydex Variable Trust - U.S. Government Money Market Fund (GVRUGM)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)*

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)*

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)*

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)*

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)*

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)*

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)*

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)*

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)*

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (JAFRIN)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)

Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares (LZRIES)*

Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares (LZRUSM)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class I (LPVCAI)*

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II (LACLV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II (NJMIM2)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)*

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)

Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)

Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

THIRD AVENUE FUNDS

Third Avenue Variable Series Trust - Third Avenue Value Portfolio (TAVV)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VICTORY FUNDS

Victory Variable Insurance Funds II - Victory Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

Victory Variable Insurance Funds II - Victory Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)

Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II (PIVF2)

Victory Variable Insurance Funds II - Victory Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)

Victory Variable Insurance Funds II - Victory Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)

*	At December 31, 2025, contract owners were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2025 and for each of the years in the two-year period ended December 31, 2025. For the subaccounts listed below with inception dates in 2025, the financial statements are as of December 31, 2025 and for the period from the inception date to December 31, 2025. For the subaccounts listed below with inception dates in 2024, the prior year financial statements reflect the period from inception date to December 31, 2024.

	Inception Date	Liquidation Date
Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II (LACLV2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)	4/26/2024
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)	11/14/2025
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	11/14/2025

There were no subaccount mergers for the one-year period ended December 31, 2025.

For the one-year period ended December 31, 2025, the following subaccount name changes occurred:

Subaccount
Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
AMSRS	Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares	7/28/2025
PIHYB2	Victory Variable Insurance Funds II - Victory Pioneer High Yield VCT Portfolio: Class II	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II	3/31/2025
PIVEI2	Victory Variable Insurance Funds II - Victory Pioneer Equity Income VCT Portfolio: Class II	Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II	3/31/2025
PIVF2	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II	Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II	3/31/2025

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

PIVMV2	Victory Variable Insurance Funds II - Victory Pioneer Mid Cap Value VCT Portfolio: Class II	Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II	3/31/2025
PIVSI2	Victory Variable Insurance Funds II - Victory Pioneer Strategic Income VCT Portfolio: Class II	Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II	3/31/2025

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2025 of such funds.

The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(h) Segment Disclosures

The subaccounts have acted as single reportable segments and the public entity’s chief operating decision maker (“CODM”) is Product Development. The CODM assesses subaccount performance including investment results reflected in the net increase (decrease) in contract owners’ equity resulting from operations as reported in the Statements of Operations as well as investment income ratios, and total return, within the financial highlights of the notes to the financial statements.

(i) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(2)	Expenses

Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts. The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

The Company deducts daily from the Separate Account a fee, which is equal on an annual basis to 1.00 percent of the daily value of the total investments, for assuming the mortality and expense risks except for the Power Momentum Portfolio, of the Northern Lights Variable Trust, which is 0.79 percent. These fees were $1,193,513 and $1,138,898 for the years ended December 31, 2025 and 2024, respectively.

Pursuant to an agreement between the Separate Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Separate Account, as well as a minimum death benefit prior to retirement for certain contracts. Under individual contracts and group deferred compensation contracts, the Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 8 percent based on the type of contract and the number of years the contract has been held. In addition, the Company deducts units from certain contracts annually and upon full surrender to cover an administrative fee of $15, $20, or $25. This fee is recorded as a redemption in the accompanying Statements of Changes in Contract Owners’ Equity. Under group contracts, the Company deducts a percentage of the renewal contract purchase payments to cover sales and administrative expenses and the minimum death benefit prior to retirement of the contract owners. The annual contract fee and surrender charges were $13,013 and $14,333 for the years ended December 31, 2025 and 2024, respectively.

(3)	Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4)	Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2025 and 2024, total transfers to the Separate Account from the fixed account were $3,050,204 and $1,976,727, respectively, and total transfers from the Separate Account to the fixed account were $4,492,551 and $2,188,685, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5)	Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Separate Account’s view of market assumptions in the absence of observable market information. The Separate Account uses valuation techniques that maximize the use of observable inputs and minimizes the use of unobservable inputs. In determining fair value, the Separate Account generally uses the market approach as its valuation technique.

The Separate Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest-priority level input that is significant to the fair value measurement of the instrument in its entirety.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

The Separate Account categorizes assets and liabilities held at fair value as follows:

*

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

*

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

*

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 investments.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVGIA	$14,790	$3,528
AASCO	24,561	213,343
ALCAI2	2,453,839	911,547
ALCGI2	386,467	188,626
ALMGI2	25,884	101,183
SVDF	6,992	27,018
SVOF	116,494	184,116
DSIF	1,072,861	1,491,513
DSRG	278,813	320,191
DVSCS	69,408	225,440
CLVGT2	235,051	405,431
FHIB	20,259	35,252
FVK2S	26,223	5,987
FVU2	11,689	8,378
GVR2XS	176,666	215,151
GVRUGM	11	99
RAF	741,307	673,583
RBF	22,839	15,525
RBKF	11,341	10,447
RBMF	13,928	13,639
RCPF	12,069	14,167
RELF	45,786	76,492
RENF	16,057	105,438
RESF	10,667	70,233
RFSF	9,575	9,152
RHCF	17,545	24,798
RINF	29,087	11,664
RJNF	105,274	103,727
RLCE	48,423	41,592
RLCJ	49,338	34,077
RLF	5,081	5,118
RMED	190,431	17,496

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

RMEK	14,001	165
RNF	3	36,096
ROF	338,969	209,549
RPMF	374,072	218,299
RREF	106	395
RTEC	27,553	14,319
RTEL	20,020	1,447
RTF	266,334	459,060
RUF	31	2
RUGB	401	35
RUTL	12,024	11,033
RVARS	13	5
RVCMD	2,092	4,103
RVF	882,303	1,605,411
RVLCG	49,704	114,510
RVLCV	1,562	2,145
RVLDD	127,095	201,054
RVMCG	1,075	195
RVSCG	26,549	27,455
RVSDL	122,197	116,676
RVWDL	105,275	103,092
AVGI	6,383	4,704
AVHY1	16,066	7,080
IVDDI	15,843	169,497
IVGMMI	531,276	548,536
IVHS	2,662	5,848
IVMCC2	412	29
IVRE	20,286	195,542
IVT	26,569	9,943
JABIN	130,640	91,839
JAEI	508,586	741,676
JAFRIN	87,095	126,298
JAGRIN	729,150	480,875
JAIG	57,935	429,392
JARIN	726,220	595,763
JMCVIN	7,514	23,209
LZREMS	16,551	42,448
LZRIES	55,754	134,894
LZRUSM	70,280	60,666
LPVCAI	-	719
LPVCII	11,705	1,143
LVCLGI	12,159	170,898
SBVHY	4,926	475
LACB2	5,414	18,013
LACDV2	1,108	135,484
LACI2	15,039	60,420
LACIPS	1,688	1,642
LACLV2	2,426	16,356
LACU2	22,987	52,873
LACV2	121,722	106,477
LOVCDG	52,379	10,471
LOVGI	89,232	72,419
GEM	12,612	4,348
GIG	92,947	94
GVEXD	191,276	318,263

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

NVAMVX	285,376	342
AMCG	8,717	8,319
AMRI	9,937	7,321
AMSRS	31,350	44,387
AMTB	11,346	7,703
NOVPDI	149,164	337,079
NOVPM	8,950,130	5,118,435
PMVAAA	106,591	115,672
PMVEBA	10,008	6,858
PMVFHA	162	47
PMVGBA	3,592	2,218
PMVHYA	2,345	909
PMVLDA	313,042	2,674
PMVLGA	23,495	2,154
PMVRRA	16,589	9,220
PMVTRA	40,301	31,150
PVSTA	313,322	2,084
ROCMC	40,493	190,389
ROCSC	53,086	128,487
TAVV	44,774	22,951
VWBF	1,439	151
VWEM	8,221	28,500
VWHA	8,996	13,610
PIHYB2	1,025	178
PIVEI2	50,124	14,596
PIVF2	46,140	33,916
PIVMV2	11,577	570
PIVSI2	1,772	6,343

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(6)	Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2025, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2025. The information is presented as a value or range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate, unit fair value, and total return for contracts with units outstanding as of the balance sheet date. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
ALVGIA
2025	1.00%	16,383	$5.01	$82,064	1.16%	9.37%
2024	1.00%	15,394	4.58	70,500	1.45%	11.89%
2023	1.00%	15,953	4.09	65,295	1.35%	10.92%
2022	1.00%	26,600	3.69	98,158	1.39%	-5.14%
2021	1.00%	28,167	3.89	109,579	0.84%	26.88%
AASCO
2025	1.00%	265,296	5.79	1,535,965	0.00%	4.86%
2024	1.00%	302,758	5.52	1,671,647	0.38%	7.05%
2023	1.00%	310,552	5.16	1,601,769	0.00%	15.33%
2022	1.00%	321,702	4.47	1,438,660	0.00%	-38.63%
2021	1.00%	382,779	7.29	2,789,334	0.00%	-7.00%
ALCAI2
2025	1.00%	284,449	42.25	12,016,607	0.00%	31.55%
2024	1.00%	292,382	32.11	9,389,411	0.00%	46.65%
2023	1.00%	318,481	21.90	6,973,987	0.00%	41.71%
2022	1.00%	347,866	15.45	5,375,344	0.00%	-37.15%
2021	1.00%	369,621	24.59	9,088,070	0.00%	17.94%
ALCGI2
2025	1.00%	214,799	12.92	2,774,405	0.00%	28.97%
2024	1.00%	222,123	10.01	2,224,473	0.00%	41.46%
2023	1.00%	234,689	7.08	1,661,487	0.00%	31.35%
2022	1.00%	248,661	5.39	1,340,211	0.00%	-39.26%
2021	1.00%	256,136	8.87	2,272,971	0.00%	10.73%
ALMGI2
2025	1.00%	83,587	10.43	871,472	0.00%	15.60%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2024	1.00%	90,246	9.02	813,901	0.00%	19.86%
2023	1.00%	101,406	7.52	763,036	0.00%	21.95%
2022	1.00%	107,087	6.17	660,743	0.00%	-36.71%
2021	1.00%	110,030	9.75	1,072,660	0.00%	3.17%
SVDF
2025	1.00%	10,648	59.98	638,623	0.00%	4.34%
2024	1.00%	10,985	57.48	631,463	0.00%	16.95%
2023	1.00%	11,228	49.15	551,880	0.00%	18.95%
2022	1.00%	12,729	41.32	525,967	0.00%	-38.47%
2021	1.00%	13,524	67.15	908,188	0.00%	-5.99%
SVOF
2025	1.00%	86,615	11.48	994,715	0.05%	5.65%
2024	1.00%	102,174	10.87	1,110,641	0.05%	13.90%
2023	1.00%	102,651	9.54	979,677	0.00%	25.24%
2022	1.00%	106,500	7.62	811,543	0.00%	-21.59%
2021	1.00%	107,158	9.72	1,041,442	0.04%	23.54%
DSIF
2025	1.00%	883,150	15.29	13,500,194	1.02%	16.36%
2024	1.00%	961,286	13.14	12,628,301	1.16%	23.41%
2023	1.00%	1,035,435	10.64	11,021,679	1.42%	24.68%
2022	1.00%	1,102,701	8.54	9,414,306	1.34%	-19.13%
2021	1.00%	1,120,448	10.56	11,828,567	1.14%	27.13%
DSRG
2025	1.00%	309,938	10.93	3,386,088	0.26%	14.82%
2024	1.00%	338,757	9.52	3,223,329	0.53%	23.64%
2023	1.00%	351,358	7.70	2,703,989	0.72%	22.59%
2022	1.00%	356,920	6.28	2,240,575	0.54%	-23.64%
2021	1.00%	406,572	8.22	3,342,372	0.75%	25.73%
DVSCS
2025	1.00%	5,753	47.03	270,584	1.56%	4.31%
2024	1.00%	10,388	45.09	468,389	1.05%	6.88%
2023	1.00%	9,508	42.19	401,134	1.02%	14.24%
2022	1.00%	11,171	36.93	412,545	0.92%	-17.48%
2021	1.00%	9,854	44.75	440,954	0.66%	24.89%
CLVGT2
2025	1.00%	37,306	8.60	320,987	0.00%	33.03%
2024	1.00%	70,825	6.47	458,067	0.00%	25.31%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2023	1.00%	68,842	5.16	355,302	0.00%	43.43%
2022	1.00%	68,462	3.60	246,346	0.00%	-32.54%
2021	1.00%	68,153	5.33	363,506	0.28%	37.31%
FHIB
2025	1.00%	71,084	4.64	329,969	6.00%	7.15%
2024	1.00%	78,125	4.33	338,445	5.44%	5.21%
2023	1.00%	77,263	4.12	318,143	5.75%	11.60%
2022	1.00%	79,222	3.69	292,312	5.54%	-12.66%
2021	1.00%	80,480	4.22	339,980	4.95%	3.80%
FVK2S
2025	1.00%	6,212	38.11	236,728	0.00%	10.16%
2024	1.00%	6,269	34.60	216,885	0.63%	15.61%
2023	1.00%	6,753	29.93	202,089	0.00%	13.72%
2022	1.00%	8,076	26.32	212,520	0.00%	-30.95%
2021	1.00%	8,632	38.11	328,964	0.00%	1.25%
FVU2
2025	1.00%	33,317	4.27	142,375	2.87%	5.97%
2024	1.00%	33,735	4.03	136,038	2.18%	14.40%
2023	1.00%	33,272	3.52	117,282	1.84%	7.60%
2022	1.00%	32,487	3.28	106,423	1.83%	-14.61%
2021	1.00%	38,053	3.84	145,989	1.73%	17.33%
GVR2XS
2025	1.00%	11,674	21.51	251,073	5.34%	10.96%
2024	1.00%	12,993	19.38	251,834	0.58%	8.46%
2023	1.00%	8,484	17.87	151,619	0.10%	20.79%
2022	1.00%	8,530	14.80	126,200	0.00%	-43.58%
2021	1.00%	7,472	26.22	195,935	0.00%	24.52%
GVRUGM
2025	1.00%	413	1.01	416	2.74%	1.82%
2024	1.00%	509	0.99	503	3.86%	2.86%
2023	1.00%	1,373	0.96	1,319	3.55%	2.66%
2022	1.00%	3,695	0.94	3,459	0.67%	-0.27%
2021	1.00%	4,422	0.94	4,151	0.00%	-0.99%
RAF
2024	1.00%	3,798	0.28	1,046	10.81%	-16.63%
2023	1.00%	3,236	0.33	1,069	0.68%	-32.53%
2022	1.00%	2,982	0.49	1,460	0.00%	33.50%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
RBF
2025	1.00%	2,163	54.92	118,789	0.00%	28.83%
2024	1.00%	2,151	42.63	91,692	0.00%	-2.39%
2023	1.00%	2,628	43.67	114,790	0.00%	4.49%
2022	1.00%	2,956	41.80	123,548	0.00%	-14.17%
2021	1.00%	3,030	48.70	147,573	0.00%	0.41%
RBKF
2025	1.00%	305	13.82	4,210	0.98%	22.51%
2024	1.00%	305	11.28	3,437	2.06%	21.88%
2023	1.00%	305	9.26	2,820	1.08%	1.95%
2022	1.00%	305	9.08	2,766	1.61%	-17.84%
2021	1.00%	305	11.05	3,366	0.44%	32.16%
RBMF
2025	1.00%	3,397	41.92	142,408	1.50%	31.57%
2024	1.00%	3,692	31.86	117,651	0.89%	-3.45%
2023	1.00%	3,910	33.00	129,030	0.00%	7.89%
2022	1.00%	3,980	30.59	121,738	0.57%	-10.55%
2021	1.00%	4,040	34.20	138,145	0.57%	21.71%
RCPF
2025	1.00%	3,254	32.49	105,698	1.48%	-4.48%
2024	1.00%	3,648	34.01	124,070	1.51%	3.37%
2023	1.00%	3,647	32.90	119,967	1.33%	-4.26%
2022	1.00%	3,950	34.36	135,721	0.71%	-1.89%
2021	1.00%	3,983	35.03	139,514	0.86%	9.52%
RELF
2025	1.00%	525	86.78	45,599	0.00%	40.09%
2024	1.00%	1,255	61.95	77,757	0.00%	14.97%
2023	1.00%	252	53.88	13,569	0.00%	53.21%
2022	1.00%	320	35.17	11,249	0.00%	-33.37%
2021	1.00%	583	52.78	30,760	0.00%	36.88%
RENF
2025	1.00%	11,905	19.22	228,765	2.05%	6.44%
2024	1.00%	17,014	18.05	307,169	2.39%	-0.93%
2023	1.00%	28,171	18.22	513,368	4.04%	0.60%
2022	1.00%	27,982	18.11	506,873	1.29%	46.82%
2021	1.00%	11,420	12.34	140,897	0.64%	48.96%
RESF

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2025	1.00%	14,354	5.86	84,054	0.06%	0.73%
2024	1.00%	27,073	5.81	157,381	0.00%	-8.82%
2023	1.00%	29,791	6.38	189,941	0.00%	3.40%
2022	1.00%	28,423	6.17	175,258	0.00%	41.15%
2021	1.00%	27,438	4.37	119,863	0.23%	16.34%
RFSF
2025	1.00%	721	23.99	17,289	0.70%	9.66%
2024	1.00%	722	21.88	15,785	0.91%	21.04%
2023	1.00%	735	18.07	13,287	0.00%	12.77%
2022	1.00%	1,491	16.03	23,899	0.58%	-18.93%
2021	1.00%	1,606	19.77	31,747	0.36%	33.92%
RHCF
2025	1.00%	3,127	46.82	146,432	0.00%	12.93%
2024	1.00%	3,630	41.46	150,507	0.00%	-0.86%
2023	1.00%	3,582	41.82	149,792	0.00%	3.98%
2022	1.00%	3,335	40.22	134,119	0.00%	-12.88%
2021	1.00%	3,321	46.16	153,295	0.00%	17.66%
RINF
2025	1.00%	263	64.97	17,057	0.00%	17.32%
2024	1.00%	4	55.38	232	0.00%	22.17%
2023	1.00%	36	45.33	1,648	0.00%	45.92%
2022	1.00%	1	31.06	44	0.00%	-45.39%
2021	1.00%	44	56.88	2,525	0.00%	-5.61%
RJNF
2023	1.00%	29	0.28	8	0.00%	3.20%
2022	1.00%	29	0.27	8	0.00%	44.76%
2021	1.00%	29	0.18	5	0.00%	-0.04%
RLCE
2025	1.00%	914	17.97	16,421	1.92%	35.10%
2024	1.00%	511	13.30	6,799	6.38%	-3.97%
2023	1.00%	511	13.85	7,080	0.32%	18.90%
2022	1.00%	511	11.65	5,955	0.00%	-13.94%
2021	1.00%	511	13.53	6,919	0.22%	17.53%
RLCJ
2025	1.00%	771	28.28	21,816	2.02%	50.03%
2024	1.00%	263	18.85	4,955	3.14%	0.00%
2023	1.00%	263	18.85	4,955	0.04%	33.13%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2022	1.00%	263	14.16	3,722	0.00%	-43.56%
2021	1.00%	263	25.09	6,594	0.00%	-14.95%
RLF
2023	1.00%	6	30.18	187	0.00%	21.27%
2022	1.00%	6	24.88	155	0.00%	-28.29%
2021	1.00%	6	34.70	215	0.00%	-0.08%
RMED
2025	1.00%	25,077	9.47	237,486	0.55%	3.99%
2024	1.00%	2,966	9.11	27,013	0.73%	14.11%
2023	1.00%	5,897	7.98	47,060	0.00%	17.66%
2022	1.00%	6,003	6.78	40,719	0.00%	-23.96%
2021	1.00%	6,089	8.92	54,321	0.00%	33.91%
RMEK
2025	1.00%	4,830	6.51	31,448	1.76%	11.36%
2024	1.00%	2,819	5.85	16,484	1.48%	9.84%
2023	1.00%	8,446	5.32	44,956	0.00%	18.59%
2022	1.00%	8,472	4.49	38,022	0.00%	-34.12%
2021	1.00%	8,446	6.81	57,540	0.07%	17.82%
RNF
2025	1.00%	275	93.20	25,587	0.00%	19.66%
2024	1.00%	827	77.88	64,419	0.00%	31.43%
2023	1.00%	275	59.26	16,269	0.00%	33.73%
2022	1.00%	275	44.31	12,166	0.38%	-30.96%
2021	1.00%	331	64.18	21,261	0.51%	40.77%
ROF
2025	1.00%	10,280	158.30	1,627,268	0.03%	17.85%
2024	1.00%	9,916	134.32	1,331,935	0.21%	22.67%
2023	1.00%	9,926	109.50	1,086,901	0.00%	51.70%
2022	1.00%	9,867	72.18	712,176	0.00%	-34.80%
2021	1.00%	10,470	110.70	1,159,046	0.00%	24.29%
RPMF
2025	1.00%	36,485	31.61	1,153,366	2.28%	144.92%
2024	1.00%	28,328	12.91	365,640	1.51%	7.03%
2023	1.00%	31,190	12.06	376,125	0.32%	2.79%
2022	1.00%	34,570	11.73	405,549	0.48%	-11.97%
2021	1.00%	33,930	13.33	452,156	4.20%	-10.10%
RREF

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2025	1.00%	276	24.69	6,814	1.57%	1.85%
2024	1.00%	289	24.24	7,013	1.17%	3.98%
2023	1.00%	489	23.31	11,406	1.59%	9.23%
2022	1.00%	735	21.34	15,694	1.03%	-28.12%
2021	1.00%	1,048	29.69	31,118	0.61%	32.74%
RRF
2023	1.00%	4	36.44	134	0.00%	15.40%
2022	1.00%	4	31.57	116	0.00%	-27.25%
2021	1.00%	4	43.40	160	0.00%	10.64%
RTEC
2025	1.00%	937	80.81	75,682	0.00%	24.45%
2024	1.00%	867	64.93	56,271	0.00%	22.73%
2023	1.00%	927	52.91	49,026	0.00%	47.54%
2022	1.00%	883	35.86	31,680	0.00%	-36.89%
2021	1.00%	882	56.82	50,142	0.00%	19.30%
RTEL
2025	1.00%	1,160	17.97	20,849	0.16%	29.83%
RTF
2025	1.00%	2,239	126.27	282,759	0.09%	24.03%
2024	1.00%	4,273	101.80	434,954	0.46%	40.83%
2023	1.00%	3,985	72.29	288,050	0.09%	43.60%
2022	1.00%	5,824	50.34	293,164	0.00%	-40.37%
2021	1.00%	4,517	84.42	381,311	0.00%	56.71%
RTRF
2025	1.00%	-	42.62	2	0.00%	10.65%
2024	1.00%	-	38.51	2	0.00%	0.54%
2023	1.00%	4	38.31	138	0.00%	23.25%
2022	1.00%	4	31.08	112	0.00%	-35.67%
2021	1.00%	4	48.32	174	0.00%	20.96%
RUF
2025	1.00%	6,281	0.05	321	8.93%	-12.64%
2024	1.00%	6,281	0.06	368	12.13%	-13.98%
2023	1.00%	6,281	0.07	428	2.48%	-15.81%
2022	1.00%	6,281	0.08	508	0.00%	15.44%
2021	1.00%	6,281	0.07	440	0.00%	-25.19%
RUGB
2025	1.00%	2,965	1.14	3,386	3.26%	0.67%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2024	1.00%	2,720	1.13	3,086	3.25%	-13.33%
2023	1.00%	2,678	1.31	3,506	2.90%	-2.02%
2022	1.00%	2,559	1.34	3,418	1.38%	-41.42%
2021	1.00%	10,024	2.28	22,862	0.36%	-8.41%
RUTL
2025	1.00%	1,947	42.06	81,866	1.41%	15.91%
2024	1.00%	1,936	36.28	70,241	1.36%	18.66%
2023	1.00%	1,894	30.58	57,920	1.68%	-8.05%
2022	1.00%	2,362	33.25	78,546	0.94%	0.04%
2021	1.00%	1,925	33.24	63,989	1.59%	13.38%
RVARS
2025	1.00%	56	9.96	559	2.30%	0.24%
2024	1.00%	56	9.94	558	4.89%	-4.62%
2023	1.00%	56	10.42	585	2.78%	3.33%
2022	1.00%	93	10.08	941	0.99%	-4.36%
2021	1.00%	56	10.54	592	0.00%	7.03%
RVCMD
2025	1.00%	8,677	3.23	28,047	4.02%	3.85%
2024	1.00%	9,575	3.11	29,802	5.08%	7.21%
2023	1.00%	48,269	2.90	140,139	10.23%	-7.17%
2022	1.00%	50,258	3.13	157,184	6.76%	21.66%
2021	1.00%	4,221	2.57	10,850	0.00%	38.16%
RVF
2025	1.00%	2,615	530.52	1,387,043	0.00%	27.95%
2024	1.00%	5,211	414.61	2,160,365	0.00%	40.48%
2023	1.00%	7,698	295.14	2,271,817	0.00%	113.99%
2022	1.00%	6,353	137.92	876,206	0.00%	-61.43%
2021	1.00%	8,252	357.58	2,950,811	0.00%	51.92%
RVIDD
2023	1.00%	234,409	0.06	14,540	0.20%	-19.08%
2022	1.00%	234,687	0.08	17,989	0.00%	4.02%
2021	1.00%	234,015	0.07	17,245	0.00%	-35.97%
RVIMC
2025	1.00%	6	0.60	4	3.46%	-6.05%
2024	1.00%	6	0.64	4	5.54%	-7.30%
2023	1.00%	6	0.69	4	0.57%	-9.94%
2022	1.00%	6	0.77	5	0.00%	7.99%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2021	1.00%	6	0.71	5	0.00%	-24.00%
RVLCG
2025	1.00%	4,532	51.10	231,585	0.00%	10.64%
2024	1.00%	6,649	46.19	307,115	0.06%	25.40%
2023	1.00%	6,782	36.83	249,805	0.00%	5.41%
2022	1.00%	6,814	34.94	238,077	0.00%	-29.06%
2021	1.00%	6,914	49.26	340,553	0.00%	26.32%
RVLCV
2025	1.00%	700	38.93	27,236	1.24%	14.87%
2024	1.00%	753	33.89	25,524	1.33%	9.74%
2023	1.00%	858	30.88	26,507	1.50%	5.23%
2022	1.00%	938	29.35	27,512	0.93%	-3.52%
2021	1.00%	1,161	30.41	35,325	0.60%	31.00%
RVLDD
2025	1.00%	1,332	98.13	130,754	0.99%	18.31%
2024	1.00%	2,254	82.95	186,929	0.83%	19.43%
2023	1.00%	1,267	69.45	87,966	0.32%	22.34%
2022	1.00%	1,723	56.77	97,830	0.00%	-21.28%
2021	1.00%	700	72.12	50,509	0.00%	39.20%
RVMCG
2025	1.00%	464	44.43	20,620	0.00%	6.12%
2024	1.00%	464	41.87	19,432	0.00%	14.99%
2023	1.00%	464	36.41	16,911	0.00%	13.54%
2022	1.00%	469	32.07	15,050	0.00%	-23.39%
2021	1.00%	472	41.86	19,740	0.00%	11.10%
RVMCV
2022	1.00%	17	32.23	545	0.00%	-6.16%
RVSCG
2025	1.00%	365	35.83	13,071	0.00%	7.51%
2024	1.00%	365	33.33	12,157	0.00%	7.11%
2023	1.00%	365	31.12	11,351	0.09%	16.31%
2022	1.00%	367	26.75	9,815	0.00%	-30.60%
2021	1.00%	373	38.55	14,373	0.00%	17.98%
RVSDL
2023	1.00%	1	8.17	5	0.23%	0.18%
2022	1.00%	1	8.16	5	0.00%	14.53%
2021	1.00%	1	7.12	4	0.00%	9.99%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
RVWDL
2025	1.00%	1	4.42	4	0.01%	17.79%
2024	1.00%	1	3.75	3	5.59%	-14.08%
2023	1.00%	2	4.37	8	0.11%	1.83%
2022	1.00%	2	4.29	8	0.00%	-19.26%
2021	1.00%	2	5.31	9	0.00%	-14.83%
AVGI
2025	1.00%	1,917	43.46	83,315	0.66%	15.01%
2024	1.00%	2,021	37.79	76,358	0.64%	24.35%
2023	1.00%	2,931	30.39	89,055	0.73%	22.14%
2022	1.00%	3,084	24.88	76,719	0.92%	-21.34%
2021	1.00%	3,242	31.63	102,543	0.67%	26.47%
AVHY1
2025	1.00%	4,924	25.97	127,853	7.07%	5.66%
2024	1.00%	4,752	24.57	116,767	5.78%	6.65%
2023	1.00%	4,484	23.04	103,306	5.40%	9.08%
2022	1.00%	4,095	21.12	86,506	5.49%	-10.45%
2021	1.00%	2,617	23.59	61,731	4.73%	3.34%
IVDDI
2024	1.00%	5,027	30.02	150,936	1.93%	12.08%
2023	1.00%	4,938	26.79	132,265	1.76%	7.96%
2022	1.00%	6,256	24.81	155,220	1.89%	-2.66%
2021	1.00%	6,688	25.49	170,444	2.22%	17.71%
IVGMMI
2025	1.00%	109,283	10.59	1,157,648	3.94%	2.98%
2024	1.00%	114,217	10.29	1,174,908	4.86%	3.93%
2023	1.00%	119,126	9.90	1,179,079	4.76%	3.82%
2022	1.00%	128,423	9.53	1,224,323	1.40%	0.45%
2021	1.00%	149,986	9.49	1,423,529	0.01%	-0.99%
IVHS
2025	1.00%	12,372	4.22	52,181	0.00%	14.18%
2024	1.00%	13,615	3.69	50,293	0.00%	3.13%
2023	1.00%	17,388	3.58	62,286	0.00%	2.00%
2022	1.00%	17,444	3.51	61,260	0.00%	-14.18%
2021	1.00%	17,390	4.09	71,159	0.20%	11.18%
IVMCC2
2025	1.00%	633	4.91	3,109	0.11%	7.88%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2024	1.00%	609	4.55	2,770	0.03%	15.63%
2023	1.00%	7,818	3.94	30,777	0.04%	13.01%
2022	1.00%	7,822	3.48	27,247	0.07%	-15.30%
2021	1.00%	7,826	4.11	32,189	0.26%	21.64%
IVRE
2025	1.00%	105,870	3.74	396,204	1.74%	6.78%
2024	1.00%	154,649	3.50	542,017	2.59%	-2.78%
2023	1.00%	156,603	3.61	564,583	1.52%	7.97%
2022	1.00%	159,253	3.34	531,777	2.93%	-25.68%
2021	1.00%	159,781	4.49	717,913	2.76%	24.46%
IVT
2025	1.00%	62,822	4.03	253,358	0.00%	19.27%
2024	1.00%	65,550	3.38	221,649	0.00%	32.93%
2023	1.00%	64,864	2.54	164,999	0.00%	45.49%
2022	1.00%	64,963	1.75	113,586	0.00%	-40.55%
2021	1.00%	63,080	2.94	185,514	0.00%	13.27%
JABIN
2025	1.00%	32,665	39.75	1,298,519	2.05%	13.96%
2024	1.00%	33,019	34.88	1,151,800	2.05%	14.27%
2023	1.00%	35,263	30.53	1,076,446	2.13%	14.27%
2022	1.00%	36,598	26.71	977,682	1.25%	-17.23%
2021	1.00%	36,311	32.28	1,171,997	0.91%	16.03%
JAEI
2025	1.00%	389,736	16.01	6,239,191	0.32%	6.60%
2024	1.00%	434,156	15.02	6,519,953	0.74%	14.45%
2023	1.00%	465,245	13.12	6,104,697	0.16%	16.90%
2022	1.00%	486,143	11.22	5,456,714	0.20%	-16.78%
2021	1.00%	503,613	13.49	6,792,249	0.32%	15.67%
JAFRIN
2025	1.00%	7,335	77.39	567,697	0.29%	16.97%
2024	1.00%	8,936	66.17	591,277	0.11%	27.18%
2023	1.00%	8,802	52.02	457,927	0.19%	38.57%
2022	1.00%	9,105	37.54	341,807	0.19%	-34.21%
2021	1.00%	9,739	57.07	555,780	0.00%	21.67%
JAGRIN
2025	1.00%	732,066	10.85	7,943,186	0.74%	19.72%
2024	1.00%	768,605	9.06	6,966,227	0.74%	22.35%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2023	1.00%	827,703	7.41	6,131,637	0.93%	25.52%
2022	1.00%	885,244	5.90	5,224,568	1.04%	-20.21%
2021	1.00%	950,741	7.40	7,032,569	0.52%	16.91%
JAIG
2025	1.00%	146,016	6.39	932,761	1.38%	27.59%
2024	1.00%	211,424	5.01	1,058,520	1.38%	4.78%
2023	1.00%	214,913	4.78	1,026,928	1.52%	9.77%
2022	1.00%	218,873	4.35	952,735	1.76%	-9.51%
2021	1.00%	230,909	4.81	1,110,805	1.16%	12.45%
JARIN
2025	1.00%	565,490	15.33	8,668,237	0.12%	17.21%
2024	1.00%	593,475	13.08	7,761,446	0.03%	33.96%
2023	1.00%	613,399	9.76	5,988,398	0.14%	41.75%
2022	1.00%	634,887	6.89	4,372,579	0.16%	-30.59%
2021	1.00%	672,278	9.92	6,670,372	0.10%	19.14%
JMCVIN
2025	1.00%	1,966	30.46	59,887	1.52%	5.44%
2024	1.00%	2,742	28.89	79,210	1.01%	11.97%
2023	1.00%	2,565	25.80	66,164	1.11%	10.29%
2022	1.00%	2,754	23.39	64,422	1.31%	-6.50%
2021	1.00%	2,753	25.02	68,883	0.45%	18.54%
LZREMS
2025	1.00%	10,904	49.37	538,324	2.75%	40.36%
2024	1.00%	11,684	35.17	410,991	3.38%	6.36%
2023	1.00%	12,235	33.07	404,638	4.78%	21.06%
2022	1.00%	12,845	27.32	350,892	3.33%	-15.96%
2021	1.00%	12,909	32.51	419,631	1.87%	4.42%
LZRIES
2024	1.00%	2,932	21.84	64,025	2.93%	4.57%
2023	1.00%	2,747	20.88	57,371	1.36%	14.73%
2022	1.00%	2,449	18.20	44,584	3.12%	-15.85%
2021	1.00%	2,918	21.63	63,131	0.73%	4.78%
LZRUSM
2025	1.00%	97,036	5.09	493,780	0.00%	1.17%
2024	1.00%	105,905	5.03	532,690	0.00%	10.00%
2023	1.00%	105,663	4.57	483,138	0.00%	8.93%
2022	1.00%	105,069	4.20	441,024	0.00%	-16.36%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2021	1.00%	110,299	5.02	553,507	0.05%	18.68%
LPVCAI
2024	1.00%	23	31.27	727	0.12%	11.67%
2023	1.00%	120	28.00	3,361	0.13%	23.19%
2022	1.00%	513	22.73	11,652	0.46%	-27.15%
2021	1.00%	513	31.20	15,993	0.16%	9.20%
LPVCII
2025	1.00%	1,861	41.03	76,340	2.21%	11.50%
2024	1.00%	1,871	36.80	68,856	1.33%	15.68%
2023	1.00%	1,871	31.81	59,524	2.16%	13.06%
2022	1.00%	1,871	28.14	52,648	1.54%	-9.01%
2021	1.00%	1,639	30.92	50,674	1.55%	25.54%
LVCLGI
2025	1.00%	2,194	64.85	142,270	0.00%	7.54%
2024	1.00%	5,357	60.30	323,050	0.00%	26.61%
2023	1.00%	4,411	47.63	210,077	0.00%	42.59%
2022	1.00%	4,291	33.40	143,329	0.00%	-32.92%
2021	1.00%	4,434	49.79	220,751	0.00%	20.73%
SBVHY
2025	1.00%	2,438	23.70	57,777	6.99%	8.86%
2024	1.00%	2,386	21.77	51,949	6.70%	5.99%
2023	1.00%	2,269	20.54	46,612	5.33%	9.17%
2022	1.00%	2,662	18.81	50,087	6.87%	-14.58%
2021	1.00%	2,530	22.03	55,725	4.55%	0.32%
LACB2
2025	1.00%	16,960	11.72	198,833	1.80%	8.53%
2024	1.00%	18,164	10.80	196,221	1.48%	8.03%	*	****
LACDV2
2025	1.00%	5,793	12.04	69,740	0.65%	13.72%
2024	1.00%	17,308	10.59	183,227	0.95%	5.86%	*	****
LACI2
2025	1.00%	41,500	11.43	474,384	1.13%	14.83%
2024	1.00%	45,503	9.95	452,970	0.66%	-0.45%	*	****
LACIPS
2025	1.00%	2,151	10.80	23,232	7.24%	5.27%
2024	1.00%	2,286	10.26	23,454	3.30%	2.60%	*	****
LACLV2

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2025	1.00%	2,588	12.09	31,290	1.33%	14.25%
2024	1.00%	4,151	10.58	43,915	2.02%	5.81%	*	****
LACU2
2025	1.00%	21,036	13.25	278,751	0.00%	11.72%
2024	1.00%	25,532	11.86	302,838	0.00%	18.61%	*	****
LACV2
2025	1.00%	105,182	12.16	1,279,444	1.61%	14.87%
2024	1.00%	112,976	10.59	1,196,379	2.27%	5.90%	*	****
LOVCDG
2025	1.00%	64,819	7.88	511,000	0.61%	14.83%
2024	1.00%	63,954	6.87	439,080	0.50%	20.92%
2023	1.00%	90,768	5.68	515,368	0.82%	15.17%
2022	1.00%	95,380	4.93	470,203	0.87%	-14.41%
2021	1.00%	94,706	5.76	545,480	0.74%	24.37%
LOVGI
2025	1.00%	125,063	5.60	700,044	0.56%	16.12%
2024	1.00%	134,646	4.82	649,052	0.88%	19.40%
2023	1.00%	138,324	4.04	558,453	0.97%	12.06%
2022	1.00%	140,891	3.60	507,585	1.32%	-10.34%
2021	1.00%	144,057	4.02	578,837	1.09%	27.74%
GEM
2025	1.00%	609	14.55	8,861	0.32%	34.80%
GIG
2025	1.00%	7,730	12.46	96,310	0.20%	24.59%	*	****
GVEXD
2025	1.00%	15,198	16.54	251,395	0.94%	16.53%
2024	1.00%	23,577	14.19	334,667	1.79%	23.63%
2023	1.00%	13,356	11.48	153,351	2.18%	14.82%	*	****
NVAMVX
2025	1.00%	24,817	11.84	293,890	0.85%	18.42%	*	****
AMCG
2025	1.00%	479	5.08	2,434	0.00%	4.40%
2024	1.00%	479	4.86	2,331	0.00%	22.78%
2023	1.00%	479	3.96	1,899	0.00%	16.97%
2022	1.00%	2,943	3.39	9,962	0.00%	-29.44%
2021	1.00%	2,943	4.80	14,120	0.00%	11.87%
AMRI

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2025	1.00%	3,764	5.39	20,279	0.46%	10.45%
2024	1.00%	3,764	4.88	18,361	0.35%	7.73%
2023	1.00%	10,157	4.53	45,995	1.05%	9.90%
2022	1.00%	10,705	4.12	44,109	0.49%	-10.65%
2021	1.00%	14,440	4.61	66,593	0.65%	31.48%
AMSRS
2025	1.00%	7,209	64.44	464,528	0.00%	12.61%
2024	1.00%	7,902	57.22	452,157	0.19%	24.58%
2023	1.00%	12,107	45.93	556,055	0.34%	25.64%
2022	1.00%	12,265	36.56	448,364	0.44%	-19.26%
2021	1.00%	12,177	45.28	551,359	0.38%	22.25%
AMTB
2025	1.00%	133,152	1.62	215,181	5.35%	4.66%
2024	1.00%	136,733	1.54	211,130	5.65%	5.03%
2023	1.00%	137,442	1.47	202,053	4.57%	4.85%
2022	1.00%	138,166	1.40	193,722	3.85%	-6.13%
2021	1.00%	139,158	1.49	207,847	2.59%	-0.26%
NOVPDI
2025	1.00%	162,789	17.39	2,831,056	1.25%	16.03%
2024	1.00%	174,343	14.99	2,613,168	1.54%	11.63%
2023	1.00%	194,214	13.43	2,607,717	1.71%	-2.56%
2022	1.00%	203,575	13.78	2,805,261	1.40%	-11.24%
2021	1.00%	217,816	15.53	3,381,687	1.26%	29.01%
NOVPM
2025	0.79%	1,684,792	31.64	53,309,422	0.00%	22.55%
2024	0.79%	1,841,854	25.82	47,556,652	0.00%	22.06%
2023	0.79%	2,078,332	21.15	43,965,135	0.00%	18.88%
2022	0.79%	2,232,641	17.80	39,730,282	0.00%	-23.17%
2021	0.79%	2,410,756	23.16	55,835,009	0.00%	28.65%
PMVAAA
2025	1.00%	1,136	22.31	25,357	4.26%	13.07%
2024	1.00%	1,526	19.74	30,121	6.53%	2.71%
2023	1.00%	1,526	19.21	29,327	2.99%	7.07%
2022	1.00%	1,526	17.95	27,391	7.78%	-12.72%
2021	1.00%	1,527	20.56	31,400	11.10%	15.08%
PMVEBA
2025	1.00%	1,488	22.32	33,215	6.98%	13.84%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2024	1.00%	1,443	19.61	28,299	6.43%	6.45%
2023	1.00%	1,441	18.42	26,534	5.70%	9.99%
2022	1.00%	1,431	16.74	23,965	4.82%	-16.55%
2021	1.00%	1,652	20.07	33,151	4.49%	-3.53%
PMVFHA
2025	1.00%	249	18.96	4,729	3.48%	2.91%
2024	1.00%	249	18.42	4,595	3.62%	4.41%
2023	1.00%	249	17.64	4,401	2.58%	7.93%
2022	1.00%	249	16.35	4,078	1.49%	-11.05%
2021	1.00%	249	18.38	4,584	1.58%	-2.93%
PMVGBA
2025	1.00%	1,558	15.74	24,519	4.52%	11.63%
2024	1.00%	1,523	14.10	21,475	3.54%	-1.50%
2023	1.00%	1,407	14.32	20,148	2.25%	4.21%
2022	1.00%	1,614	13.74	22,173	1.47%	-11.89%
2021	1.00%	2,263	15.59	35,277	4.98%	-5.11%
PMVHYA
2025	1.00%	1,599	24.23	38,736	6.28%	7.87%
2024	1.00%	1,622	22.46	36,434	5.86%	5.82%
2023	1.00%	2,001	21.22	42,462	5.66%	11.09%
2022	1.00%	2,082	19.11	39,773	5.05%	-11.17%
2021	1.00%	2,540	21.51	54,626	4.45%	2.60%
PMVLDA
2025	1.00%	26,980	13.67	368,797	3.91%	4.47%
2024	1.00%	4,140	13.08	54,171	3.99%	3.45%
2023	1.00%	4,524	12.65	57,222	3.58%	3.92%
2022	1.00%	4,952	12.17	60,273	1.63%	-6.68%
2021	1.00%	6,443	13.04	84,025	0.52%	-1.91%
PMVLGA
2025	1.00%	11,053	16.05	177,452	3.27%	5.23%
2024	1.00%	9,950	15.26	151,811	2.72%	-6.95%
2023	1.00%	11,962	16.40	196,149	2.38%	2.95%
2022	1.00%	11,165	15.93	177,830	2.05%	-29.58%
2021	1.00%	9,475	22.62	214,321	1.56%	-5.73%
PMVRRA
2025	1.00%	206,726	1.89	391,037	3.32%	6.77%
2024	1.00%	207,547	1.77	367,703	2.61%	1.11%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2023	1.00%	206,462	1.75	361,774	2.98%	2.64%
2022	1.00%	218,267	1.71	372,619	7.00%	-12.78%
2021	1.00%	220,163	1.96	430,924	5.02%	4.54%
PMVRSA
2023	1.00%	2	7.53	18	16.04%	-8.77%
2022	1.00%	2	8.26	20	30.15%	7.54%
2021	1.00%	2	7.68	18	7.41%	32.02%
PMVTRA
2025	1.00%	276,384	1.88	518,784	4.10%	7.80%
2024	1.00%	279,937	1.74	487,410	4.04%	1.51%
2023	1.00%	271,257	1.72	465,290	3.56%	4.87%
2022	1.00%	292,735	1.64	478,801	2.62%	-15.15%
2021	1.00%	301,187	1.93	580,593	1.82%	-2.25%
PVSTA
2025	1.00%	23,507	13.84	325,352	4.38%	3.63%
2024	1.00%	1,012	13.36	13,513	5.01%	4.99%
2023	1.00%	923	12.72	11,747	4.46%	4.84%
2022	1.00%	908	12.13	11,021	1.57%	-1.14%
2021	1.00%	1,582	12.27	19,414	0.95%	-1.05%
ROCMC
2025	1.00%	40,010	5.62	224,747	0.00%	12.76%
2024	1.00%	74,860	4.98	372,923	0.00%	12.53%
2023	1.00%	73,604	4.43	325,829	0.00%	17.60%
2022	1.00%	71,695	3.76	269,872	0.00%	-23.21%
2021	1.00%	75,078	4.90	368,003	0.00%	28.69%
ROCSC
2025	1.00%	44,987	5.82	261,710	1.54%	7.85%
2024	1.00%	62,222	5.39	335,628	1.22%	2.37%
2023	1.00%	63,277	5.27	333,420	0.90%	24.68%
2022	1.00%	62,642	4.23	264,742	0.40%	-10.10%
2021	1.00%	61,884	4.70	290,914	1.43%	27.54%
TAVV
2025	1.00%	85,629	4.46	382,053	2.24%	33.51%
2024	1.00%	87,261	3.34	291,623	2.53%	-3.25%
2023	1.00%	94,053	3.45	324,879	2.33%	19.61%
2022	1.00%	106,389	2.89	307,232	1.52%	14.96%
2021	1.00%	114,208	2.51	286,901	0.69%	20.85%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
VWBF
2025	1.00%	6,894	2.53	17,474	5.33%	17.31%
2024	1.00%	6,638	2.16	14,342	7.30%	1.74%
2023	1.00%	6,342	2.12	13,468	4.22%	10.30%
2022	1.00%	6,092	1.93	11,729	4.44%	-7.85%
2021	1.00%	6,546	2.09	13,678	4.94%	-5.01%
VWEM
2025	1.00%	102,576	3.29	337,825	0.73%	28.63%
2024	1.00%	108,795	2.56	278,552	1.65%	0.20%
2023	1.00%	115,413	2.56	294,920	3.58%	8.68%
2022	1.00%	117,859	2.35	277,108	0.28%	-25.13%
2021	1.00%	128,942	3.14	404,905	0.92%	-12.75%
VWHA
2025	1.00%	26,276	4.66	122,367	2.55%	35.13%
2024	1.00%	27,708	3.45	95,494	2.50%	-3.80%
2023	1.00%	37,746	3.58	135,233	2.76%	-4.54%
2022	1.00%	38,810	3.75	145,660	1.52%	7.32%
2021	1.00%	35,213	3.50	123,150	0.42%	17.74%
PIHYB2
2025	1.00%	779	23.77	18,518	5.76%	6.85%
2024	1.00%	779	22.25	17,331	5.50%	7.39%
2023	1.00%	779	20.72	16,139	5.33%	9.91%
2022	1.00%	832	18.85	15,676	4.83%	-12.32%
2021	1.00%	832	21.49	17,878	4.87%	4.40%
PIVEI2
2025	1.00%	27,456	4.27	117,160	2.02%	10.03%
2024	1.00%	22,872	3.88	88,704	1.96%	9.86%
2023	1.00%	21,649	3.53	76,423	1.53%	6.11%
2022	1.00%	33,396	3.33	111,105	1.53%	-8.86%
2021	1.00%	36,270	3.65	132,394	1.23%	24.08%
PIVF2
2025	1.00%	46,200	6.09	281,245	0.22%	21.85%
2024	1.00%	49,781	5.00	248,694	0.43%	21.09%
2023	1.00%	50,056	4.13	206,517	0.61%	27.31%
2022	1.00%	48,896	3.24	158,462	0.40%	-20.48%
2021	1.00%	52,390	4.08	213,502	0.09%	26.38%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
PIVMV2
2025	1.00%	1,910	35.61	68,022	1.84%	9.75%
2024	1.00%	1,748	32.45	56,727	1.68%	9.54%
2023	1.00%	1,670	29.62	49,464	1.75%	11.09%
2022	1.00%	1,683	26.67	44,876	1.39%	-6.82%
2021	1.00%	1,647	28.62	47,129	0.74%	28.09%
PIVSI2
2025	1.00%	2,091	18.77	39,236	4.40%	9.75%
2024	1.00%	2,422	17.10	41,412	4.02%	2.82%
2023	1.00%	2,443	16.63	40,622	3.62%	7.00%
2022	1.00%	2,376	15.54	36,923	2.86%	-13.71%
2021	1.00%	3,799	18.01	68,419	3.01%	0.72%

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

**

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

***

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

****

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

*****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

******	If zero units are listed, there is ownership of the fund, however it is less than one full unit.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Nationwide Life Insurance Company)

2025 Statutory Financial Statements and Supplemental Schedules

FOR THE YEAR ENDED December 31, 2025

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors

Jefferson National Life Insurance Company:

Opinions

We have audited the financial statements of Jefferson National Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2025 and 2024, and the related statutory statements of operations, changes in capital and surplus, and cash flow for the each of the years in the three-year period ended December 31, 2025, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2025 in accordance with accounting practices prescribed or permitted by the Texas Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows each of the years in the three-year period ended December 31, 2025.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

                                   KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

                                   International Limited, a private English company limited by guarantee.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Texas Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Summary of Investments - Other Than Investments in Related Parties and Schedule IV Reinsurance is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulations S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

April 22, 2026

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,

(in thousands, except share amounts)	2025	2024
Admitted assets

Invested assets

Bonds	$544,537	$538,081

Stocks	1,990	9,991

Mortgage loans, net of allowance	669	984

Policy loans	3,560	3,831

Cash, cash equivalents and short-term investments	32,486	19,645

Other invested assets	1,968	-
Total invested assets	$585,210	$572,532

Accrued investment income	5,420	5,773

Deferred federal income tax assets, net	8,836	9,561

Other assets	12,792	8,309

Separate account assets	14,305,570	12,061,568
Total admitted assets	$14,917,828	$12,657,743

Liabilities, capital and surplus

Liabilities

Future policy benefits and claims	$249,644	$258,023

Funds withheld and other payables on reinsurance	107,151	114,593

Asset valuation reserve	5,199	5,029

Reinsurance in unauthorized company	7,421	9,218

Other liabilities	35,262	35,591

Separate account liabilities	14,305,570	12,061,568
Total liabilities	$14,710,247	$12,484,022

Capital and surplus

Capital shares ($4.80 par value; authorized - 1,065,000 shares, issued and outstanding -1,043,565 shares)	$5,009	$5,009

Special surplus funds	894	834

Additional paid-in capital	42,165	42,165

Unassigned surplus	159,513	125,713

Total capital and surplus	$207,581	$173,721

Total liabilities, capital and surplus	$14,917,828	$12,657,743

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Operations

	Years ended December 31,
(in thousands)	2025	2024	2023

Revenues

Premiums and annuity considerations	$1,574,624	$1,348,190	$901,655

Net investment income	26,295	24,325	22,311

Policyholder fee income	29,455	26,482	23,241

Other revenues	1,251	2,150	1,854

Total revenues	$1,631,625	$1,401,147	$949,061

Benefits and expenses

Benefits to policyholders and beneficiaries	$1,095,078	$926,596	$817,326

Decrease in reserves for future policy benefits and claims	(13,408)	(13,935)	(9,017)

Net transfers to separate accounts	503,301	445,603	104,692

Decrease in funds withheld	5,524	5,901	4,944

Other expenses	954	2,384	4,428

Total benefits and expenses	$1,591,449	$1,366,549	$922,373

Income before federal income tax (benefit) expense and net realized capital gains (losses) on investments	$40,176	$34,598	$26,688

Federal income tax (benefit) expense	(735)	3,068	(9,917)

Income before net capital gains (losses) on investments	$40,911	$31,530	$36,605

Net realized capital gains (losses) on investments, net of federal income tax expense (benefit) of $11, $(65) and $(174) in 2025, 2024 and 2023, respectively, and excluding $(1,012), $(258) and $(1,248) of net realized capital losses transferred to the interest maintenance reserve in 2025, 2024 and 2023, respectively	40	242	(935)

Net income	$40,951	$31,772	$35,670

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Changes in Capital and Surplus

(in thousands)	Capital shares	Special surplus funds	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2022	$5,009	$-	$42,165	$71,735	$118,909

Net income	-	-	-	35,670	35,670

Change in asset valuation reserve	-	-	-	(176)	(176)

Change in net unrealized capital gains and losses net of tax expense of $49	-	-	-	1,001	1,001

Change in deferred income taxes	-	-	-	(6,435)	(6,435)

Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	-	503	-	2,324	2,827

Change in liability for reinsurance in unauthorized company	-	-	-	(9,928)	(9,928)
Balance as of December 31, 2023	$5,009	$503	$42,165	$94,191	$141,868

Net income	-	-	-	31,772	31,772

Change in asset valuation reserve	-	-	-	(1,020)	(1,020)

Change in net unrealized capital gains and losses net of tax expense of $14	-	-	-	503	503

Change in deferred income taxes	-	-	-	1,377	1,377

Change in nonadmitted assets	-	-	-	(1,489)	(1,489)

Change in liability for reinsurance in unauthorized company	-	-	-	710	710

Other, net	-	331	-	(331)	-
Balance as of December 31, 2024	$5,009	$834	$42,165	$125,713	$173,721

Net income	-	-	-	40,951	40,951

Change in asset valuation reserve	-	-	-	(170)	(170)

Change in net unrealized capital gains and losses net of tax expense of $7	-	-	-	(359)	(359)

Change in deferred income taxes	-	-	-	1,010	1,010

Change in nonadmitted assets	-	-	-	(1,719)	(1,719)

Change in liability for reinsurance in unauthorized company	-	-	-	1,796	1,796

Dividends to Nationwide Life Insurance Company	-	-	-	(7,649)	(7,649)

Other, net	-	60	-	(60)	-
Balance as of December 31, 2025	$5,009	$894	$42,165	$159,513	$207,581

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Cash Flow

	Years ended December 31,
(in thousands)	2025	2024	2023

Cash flows from operating activities:

Premiums collected, net of reinsurance	$1,574,624	$1,348,190	$901,655

Net investment income	25,342	22,898	21,055

Other revenue	30,447	27,212	24,983

Policy benefits and claims paid	(1,094,740)	(925,524)	(817,922)

Commissions, operating expenses and taxes, other than federal income tax paid	(5,490)	(8,338)	(8,291)

Net transfers to separate accounts	(503,279)	(445,576)	(104,668)

Federal income taxes (paid) recovered	(749)	9,192	(122)
Net cash provided by operating activities	$26,155	$28,054	$16,690

Cash flows from investing activities:

Proceeds from investments sold, matured or repaid:

Bonds and stocks	$114,957	$61,685	$43,820

Mortgage loans	315	818	2,552

Other assets	-	-	2
Total investment proceeds	$115,272	$62,503	$46,374

Cost of investments acquired:

Bonds and stocks	$(123,038)	$(83,480)	$(111,362)

Other assets	-	(2)	-
Total investments acquired	$(123,038)	$(83,482)	$(111,362)

Net decrease in policy loans	269	469	295
Net cash used in investing activities	$(7,497)	$(20,510)	$(64,693)

Cash flows from financing activities and miscellaneous sources:

Net change in deposits on deposit-type contract funds and other insurance liabilities	$5,042	$(6,271)	$5,745

Other cash (used) provided	(10,859)	7,845	585
Net cash (used in) provided by financing activities and miscellaneous sources	$(5,817)	$1,574	$6,330

Net increase (decrease) in cash, cash equivalents and short-term investments	$12,841	$9,118	$(41,673)

Cash, cash equivalents and short-term investments at beginning of year	19,645	10,527	52,200
Cash, cash equivalents and short-term investments at end of year	$32,486	$19,645	$10,527

Supplemental disclosure of non-cash activities:

Dividend of subsidiary common stock to stockholder	$7,649	$-	$-

Exchange of bond investment to bond investment	$7,299	$2,004	$26,508

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

(1)	Nature of Operations

Jefferson National Life Insurance Company (“JNL” or “the Company”) is a Texas domiciled stock life insurance company. The Company is a member of the Nationwide group of companies, which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of JNL’s common stock are owned by Nationwide Life Insurance Company (“NLIC”), an Ohio domiciled stock life insurance company. All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc., a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company is licensed in 49 states and the District of Columbia. The Company primarily markets variable annuities, including a flat insurance fee-based variable annuity called Monument Advisor. Monument Advisor is primarily sold by independent registered investment advisors and other fee-based advisors.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2025 and 2024, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Texas Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority. The Company has no statutory accounting practices that differ from those of the Department or the National Association of Insurance Commissioners (“NAIC”).

Statutory accounting practices vary in some respects from United States (“U.S.”) generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

•	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

•

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

•	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

•	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

•	costs related to successful policy acquisitions are charged to operations in the year incurred;

•	negative cash balances are reported as negative assets;

•	certain income and expense items are charged or credited directly to capital and surplus;

•	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

•	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

•	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

•	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

•	Certain assets and liabilities are reported net of ceded reinsurance balances; and

•	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

•	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

•	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

•	other-than-temporary impairments on bonds, excluding asset-backed securities, are measured based on fair value and are not reversible; and

•	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Federal Income Taxes

•

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of adjusted capital and surplus); and

•	unrecognized tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

•

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with statutory accounting principles (“SAP”) prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 3.5% and 4.0% and the 2017 CSO table at an interest rates of 3.5% and 4.5%.

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

The Company calculated its reserves for variable annuities using a stochastic reserve, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Separate account liabilities, in conjunction with accrued transfers to/from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM. The difference between full account value and CARVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, within other liabilities in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Redeemable preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks and perpetual preferred stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

Asset-backed securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in asset-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized to determine the fair value of bonds and stocks for which market quotations, quotations on comparable securities or models are used. These are compared to pricing from additional sources when available. Pricing may also be received directly from third-party managers who utilize various methodologies, primarily discounted cash flow models using market-based interest rates and spreads, adjusted for borrower-specific factors. For these bonds and stocks, the Company obtains the pricing services’ and managers’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews asset-backed securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Mortgage loans, net of allowance. The Company primarily holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less an allowance for credit losses.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments primarily consist of government agency discount notes with maturities of twelve months or less at acquisition. The Company carries short-term investments at amortized cost, which approximates fair value.

Other invested assets. Other invested assets consist of surplus notes. Surplus notes are generally stated at amortized cost, except those with a NAIC designation of “3” through “6” which are stated at the lower of amortized cost or fair value.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and asset-backed securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for asset-backed securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified to an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to Recently Adopted Accounting Standards for additional discussion of IMR.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is recognized directly in surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Recently Adopted Accounting Standards

Effective January 1, 2025, the Company adopted revisions to Statutory Statement of Accounting Principles (“SSAP”) No. 26 – Bonds, SSAP No. 43 – Asset-Backed Securities, and SSAP No. 21 – Other Admitted Assets, in conformity with the NAIC’s revised guidance to develop a principles-based definition for debt securities qualifying for reporting as a bond. The adopted revisions require the assessment of securities to focus on their substance rather than legal form, updated the accounting and reporting guidance for debt securities that qualify for reporting as a bond, updated the accounting and reporting guidance for debt securities that do not qualify for reporting as a bond and updated guidance for the accounting and reporting of residual interests. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level risk-based capital (“RBC”) greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. There is no admitted disallowed IMR in the separate accounts. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company does not have derivative investments. As of December 31, 2025 and 2024, the Company has $894 and $834, respectively, of admitted disallowed IMR in capital and surplus in the general account.

Reconciliation to Annual Statutory Financial Statements

Subsequent to the filing of the Company’s annual statutory financial statements, the Company identified an understatement in its disclosure of separate account reserves presented within Note 32D of the annual statutory financial statements. This resulted in a difference of $33,576 between the annual statutory financial statements and these audited statutory financial statements in the disclosure of annuity reserves within the separate accounts, net, in Note 3 as of December 31, 2025.

Subsequent Events

The Company evaluated subsequent events through April 22, 2026, the date the statutory financial statements were issued.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2025
Subject to discretionary withdrawal:
With market value adjustment	$-	$2,503	$-	$2,503	0%
At book value less current surrender charge of 5% or more	113	-	-	113	0%
At fair value	-	-	14,266,505	14,266,505	98%
Total with market value adjustment or at fair value	$113	$2,503	$14,266,505	$14,269,121	98%
At book value without adjustment (minimal or no charge or adjustment)	246,769	-	-	246,769	2%
Not subject to discretionary withdrawal	11,781	-	414	12,195	0%
Total, gross	$258,663	$2,503	$14,266,919	$14,528,085	100%
Less: Reinsurance ceded	(111,510)	-	-	(111,510)
Total, net	$147,153	$2,503	$14,266,919	$14,416,575
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$28	$-	$-	$28

December 31, 2024
Subject to discretionary withdrawal:
With market value adjustment	$-	$2,581	$-	$2,581	0%
At book value less current surrender charge of 5% or more	150	-	-	150	0%
At fair value	-	-	12,026,525	12,026,525	98%
Total with market value adjustment or at fair value	$150	$2,581	$12,026,525	$12,029,256	98%
At book value without adjustment (minimal or no charge or adjustment)	260,047	-	-	260,047	2%
Not subject to discretionary withdrawal	13,047	-	187	13,234	0%
Total, gross	$273,244	$2,581	$12,026,712	$12,302,537	100%
Less: Reinsurance ceded	(118,674)	-	-	(118,674)
Total, net	$154,570	$2,581	$12,026,712	$12,183,863
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$7	$-	$-	$7

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of group annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account non-guaranteed	Total	% of Total
December 31, 2025
Subject to discretionary withdrawal:
At fair value	$-	$33,576	$33,576	46%
Total with market value adjustment or at fair value	$-	$33,576	$33,576	46%
At book value without adjustment (minimal or no charge or adjustment)	38,916	-	38,916	54%
Total, gross	$38,916	$33,576	$72,492	100%
Less: Reinsurance ceded	(1,081)	-	(1,081)
Total, net	$37,835	$33,576	$71,411

December 31, 2024
Subject to discretionary withdrawal:
At fair value	$-	$32,182	$32,182	42%
Total with market value adjustment or at fair value	$-	$32,182	$32,182	42%
At book value without adjustment (minimal or no charge or adjustment)	44,915	$-	$44,915	58%
Total, gross	$44,915	$32,182	$77,097	100%
Less: Reinsurance ceded	(1,076)	-	(1,076)
Total, net	$43,839	$32,182	$76,021

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	% of Total
December 31, 2025
At book value without adjustment (minimal or no charge or adjustment)	$58,153	78%
Not subject to discretionary withdrawal	16,255	22%
Total, gross	$74,408	100%
Less: Reinsurance ceded	(9,752)
Total, net	$64,656
December 31, 2024
At book value without adjustment (minimal or no charge or adjustment)	$56,136	81%
Not subject to discretionary withdrawal	13,324	19%
Total, gross	$69,460	100%
Less: Reinsurance ceded	(9,846)
Total, net	$59,614

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in thousands)	2025	2024
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$173,676	$185,754
Supplemental contracts with life contingencies, net	11,312	12,655
Deposit-type contracts	64,656	59,614
Subtotal	$249,644	$258,023

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	14,302,998	12,061,475
Subtotal	$14,302,998	$12,061,475
Total annuity actuarial reserves and deposit fund liabilities, net	$14,552,642	$12,319,498

The following table summarizes the analysis of life insurance actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account
(in thousands)	Account value	Cash value	Reserve
December 31, 2025
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$74,080	$130,324	$133,150
Subtotal	$74,080	$130,324	$133,150
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	2,987
Accidental death benefits	-	-	6
Disability - active lives	-	-	14
Disability - disabled lives	-	-	1,211
Miscellaneous reserves	-	-	1,457
Total, gross	$74,080	$130,324	$138,825
Less: Reinsurance ceded	(74,080)	(130,324)	(138,825)
Total, net	$-	$-	$-

	General account
(in thousands)	Account value	Cash value	Reserve
December 31, 2024
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$79,437	$139,873	$140,920
Subtotal	$79,437	$139,873	$140,920
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	3,704
Accidental death benefits	-	-	7
Disability - active lives	-	-	20
Disability - disabled lives	-	-	2,771
Miscellaneous reserves	-	-	1,559
Total, gross	$79,437	$139,873	$148,981
Less: Reinsurance ceded	(79,437)	(139,873)	(148,981)
Total, net	$-	$-	$-

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2025		December 31, 2024
(in thousands)	Legally insulated assets	Separate account assets (not legally insulated)	Legally insulated assets	Separate account assets (not legally insulated)
Product / Transaction:
Variable annuities	$14,305,570	$-	$12,061,568	$-
Total	$14,305,570	$-	$12,061,568	$-

No amounts have been paid towards separate account guarantees by the general account and no related risk charges have been paid by the separate account for the last 5 years.

The Company does not engage in securities lending transactions within its separate accounts.

Separate accounts held by the Company primarily relate to individual variable annuity contracts with non-guaranteed returns. The net investment experience of the separate accounts is credited directly to the contractholder and can be positive or negative. However, the Company also has minimal guarantee riders on certain separate account variable annuity contracts that are subject to a market value adjustment.

Guaranteed minimum income benefit – Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

Guaranteed minimum withdrawal benefit – Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of the premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

Guaranteed minimum death benefit – Riders available on certain variable products of the Company generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% (“5% roll-up benefit”), the greatest account value on any contract anniversary (“1-year ratchet”) and on the account value reset every 7th anniversary (“7-year lookback”).

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in thousands)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total
December 31, 2025

Premiums, considerations or deposits	$-	$1,580,201	$1,580,201
Reserves

For accounts with assets at:

Fair value	$2,503	$14,300,495	$14,302,998
Total reserves[1]	$2,503	$14,300,495	$14,302,998
By withdrawal characteristics:

With market value adjustment	$2,503	$-	$2,503

At fair value	-	14,300,081	14,300,081
Subtotal	$2,503	$14,300,081	$14,302,584

Not subject to discretionary withdrawal	-	414	414
Total reserves[1]	$2,503	$14,300,495	$14,302,998

1

The total reserves balance does not equal the liabilities related to separate accounts of $14,305,570 in the statutory statements of admitted assets, liabilities, capital and surplus by $2,572, due to an adjustment for CARVM reserves that have not been allocated to the categories outlined above.

(in thousands)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total
December 31, 2024

Premiums, considerations or deposits	$-	$1,350,060	$1,350,060
Reserves

For accounts with assets at:

Fair value	$2,581	$12,058,894	$12,061,475
Total reserves[1]	$2,581	$12,058,894	$12,061,475
By withdrawal characteristics:

With market value adjustment	$2,581	$-	$2,581

At fair value	-	12,058,707	12,058,707
Subtotal	$2,581	$12,058,707	$12,061,288

Not subject to discretionary withdrawal	-	187	187
Total reserves[1]	$2,581	$12,058,894	$12,061,475

1

The total reserves balance does not equal the liabilities related to separate accounts of $12,061,568 in the statutory statements of admitted assets, liabilities, capital and surplus by $93, due to an adjustment for CARVM reserves that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers to separate accounts, as of the dates indicated:

	December 31,
(in thousands)	2025	2024	2023
Net transfers as reported in the statutory statements of operations of the separate accounts:

Transfers to separate accounts	$1,580,201	$1,350,060	$897,590

Transfers from separate accounts	(1,070,881)	(903,226)	(795,025)
Net transfers to separate accounts	$509,320	$446,834	$102,565

Reconciling adjustments:

Exchange accounts and fees not included in the general account transfers	(5,854)	(978)	2,321

Other miscellaneous adjustments not included in the general account balance	(165)	(253)	(194)
Net transfers as reported in the statutory statements of operations	$503,301	$445,603	$104,692

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

(5)	Investments

Bonds and stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in thousands)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2025
Bonds:

Issuer credit obligations:

U.S. Government obligations	$16,006	$55	$194	$15,867

Non-U.S. Sovereign jurisdiction securities	1,505	—	145	1,360

Municipal bonds – special revenue	10,538	14	734	9,818

Corporate bonds (unaffiliated)	391,263	5,770	9,735	387,298

Single entity backed obligations (unaffiliated)	4,710	—	749	3,961

Bonds issued by funds representing operating entities	7,061	19	43	7,037
Total issuer credit obligations	$431,083	$5,858	$11,600	$425,341

Asset backed-securities:

Financial – self-liquidating agency residential mortgage-backed securities – guaranteed	2,723	41	—	2,764

Agency residential mortgage-backed securities – not/partially guaranteed	54,734	148	1,391	53,491

Non-agency residential mortgage-backed securities (unaffiliated)	16,118	388	259	16,247

Non-agency commercial mortgage-backed securities (unaffiliated)	31,906	49	2,691	29,264

Non-agency – CLOs/CBOs/CDOs (unaffiliated)	4,087	10	2	4,095

Other financial – self-liquidating (unaffiliated)	2,489	6	52	2,443

Non-financial – practical expedient lease-backed securities (unaffiliated)	1,397	—	34	1,363

Total asset-backed securities	$113,454	$642	$4,429	$109,667

Total bonds	$544,537	$6,500	$16,029	$535,008

Preferred stocks unaffiliated	$1,990	$—	$—	$1,990

Total unaffiliated stocks	$1,990	$—	$—	$1,990

Total bonds and unaffiliated stocks	$546,527	$6,500	$16,029	$536,998

December 31, 2024

Bonds:

U.S. Government	$7,833	$—	$434	$7,399

States, territories and possessions	993	—	139	854

Political subdivisions and special revenues	12,396	1	842	11,555

Industrial and miscellaneous	439,272	1,732	17,783	423,221

Loan-backed and structured securities	77,587	451	5,518	72,520
Total bonds	$538,081	$2,184	$24,716	$515,549

Preferred stocks unaffiliated	$1,956	$—	$—	$1,956

Total unaffiliated stocks[1]	$1,956	$—	$—	$1,956

Total bonds and unaffiliated stocks	$540,037	$2,184	$24,716	$517,505

1	Excludes affiliated common stocks with a carrying value of $8,035 as of December 31, 2024. Affiliated common stocks represents the investment in JNLNY.

The carrying value of bonds on deposit with various states as required by law was $10,379 and $10,271 as of December 31, 2025 and 2024, respectively.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2025. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in thousands)	Carrying value	Fair value
Bonds:

Due in one year or less	$37,643	$37,623

Due after one year through five years	185,460	188,133

Due after five years through ten years	108,242	108,822

Due after ten years through twenty years	121,886	115,498

Due after twenty years	91,306	84,932
Total bonds	$544,537	$535,008

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in thousands)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2025

Bonds:

Issuer credit obligations	$31,965	$200	$159,382	$11,400	$191,347	$11,600

Asset-backed securities	26,492	208	37,045	4,221	63,537	4,429
Total bonds	$58,457	$408	$196,427	$15,621	$254,884	$16,029
Preferred stocks unaffiliated	$-	$-	$976	$24	$976	$24
Total bonds and unaffiliated stocks	$58,457	$408	$197,403	$15,645	$255,860	$16,053

December 31, 2024

Bonds:

U.S. Government	$-	$-	$7,399	$434	$7,399	$434

States, territories and possessions	-	-	854	139	854	139

Political subdivisions	2,237	63	7,717	779	9,954	842

Industrial and miscellaneous	164,679	2,099	169,215	15,684	333,894	17,783

Loan-backed and structured securities	13,584	167	47,511	5,351	61,095	5,518
Total bonds	$180,500	$2,329	$232,696	$22,387	$413,196	$24,716
Preferred stocks unaffiliated	$-	$-	$946	$54	$946	$54
Total bonds and unaffiliated stocks	$180,500	$2,329	$233,642	$22,441	$414,142	$24,770

As of December 31, 2025, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

As of December 31, 2025 and 2024, the Company had no intent to sell asset-backed securities that have been identified as having other-than-temporary impairments.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,

(in thousands)	2025	2024	2023
Bonds	$24,400	$23,151	$19,917

Preferred stocks	113	218	339

Common stocks	-	51	222

Mortgage loans	50	71	169

Policy loans	217	247	270

Other	2,043	1,124	1,867

Gross investment income	$26,823	$24,862	$22,784

Investment expenses	(528)	(537)	(473)

Net investment income	$26,295	$24,325	$22,311

There was no investment income due and accrued that was nonadmitted as of December 31, 2025 and 2024. Investment income due and accrued as of December 31, 2025 and 2024 that was admitted was $5,420 and $5,773, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,

(in thousands)	2025	2024	2023

Net realized capital losses on sales and maturities	$(961)	$(81)	$(1,282)

Other-than-temporary impairments and other	-	-	(1,075)

Total net realized capital losses	$(961)	$(81)	$(2,357)

Tax expense (benefit) on realized losses	11	(65)	(174)

Net realized capital losses, net of tax	$(972)	$(16)	$(2,183)

Less: Net realized losses transferred to the IMR	(1,012)	(258)	(1,248)

Net realized capital gains (losses), net of tax and transfers to the IMR	$40	$242	$(935)

For the year ended December 31, 2025, the gross realized gains and gross realized losses on sales of bonds were $89 and $1,150, respectively. For the year ended December 31, 2024, gross realized gains and gross realized losses on sales of bonds were $268 and $437 , respectively. For the year ended December 31, 2023, gross realized gains and gross realized losses on sales of bonds were $38 and $1,320 , respectively.

The Company did not enter into any repurchase transactions that would be considered wash sales during the years ended December 31, 2025, 2024 and 2023.

Restricted Assets

The following table summarizes the total admitted restricted assets for the year ended December 31, 2025.

	Total admitted restricted assets

(in thousands)	2025	2024
On deposit with states	$10,379	$10,271

Assets held under funds withheld reinsurance agreements	106,538	114,018
Total restricted assets	$116,917	$124,289

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

(6)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of the dates indicated:

(in thousands)	Level 1	Level 2	Level 3	Total
December 31, 2025

Assets

Preferred stocks unaffiliated	$-	$1,990	$-	$1,990

Separate account assets	14,305,570	-	-	14,305,570
Assets at fair value	$14,305,570	$1,990	$-	$14,307,560

(in thousands)	Level 1	Level 2	Level 3	Total
December 31, 2024

Assets

Preferred stocks unaffiliated	$-	$1,956	$-	$1,956

Separate account assets	12,061,568	-	-	12,061,568
Assets at fair value	$12,061,568	$1,956	$-	$12,063,524

The following table summarizes the carrying value and fair value of the Company’s assets not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

		Fair Value
(in thousands)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2025
Assets

Issuer credit obligations[1]	$15,867	$401,297	$8,177	$425,341	$431,083

Asset-backed securities	-	109,667	-	109,667	113,454
Total bonds	$15,867	$510,964	$8,177	$535,008	$544,537

Mortgage loans, net of allowance	-	-	669	669	669

Policy loans	-	-	3,560	3,560	3,560

Cash, cash equivalents and short-term investments	(2,965)	35,451	-	32,486	32,486

Other invested assets	-	1,851	-	1,851	1,968
Total assets	$12,902	$548,266	$12,406	$573,574	$583,220

		Fair Value
(in thousands)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2024
Assets

Bonds[1]	$7,398	$499,091	$9,060	$515,549	$538,081

Mortgage loans, net of allowance	-	-	984	984	984

Policy loans	-	-	3,831	3,831	3,831

Cash, cash equivalents and short-term investments	4,036	15,609	-	19,645	19,645
Total assets	$11,434	$514,700	$13,875	$540,009	$562,541

1	Level 3 is primarily composed of bonds subject to Athene Life Re Ltd. (“Athene”) reinsurance agreement, as disclosed in Note 8, and lottery receivable bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

(7)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2025
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$30,108	$2	$30,110
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$30,108	$2	$30,110
Less: Deferred tax assets nonadmitted	20,640	-	20,640
Net admitted deferred tax assets	$9,468	$2	$9,470
Less: Deferred tax liabilities	30	604	634
Net admitted deferred tax assets (liabilities)	$9,438	$(602)	$8,836

	December 31, 2024
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$28,944	$73	$29,017
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$28,944	$73	$29,017
Less: Deferred tax assets nonadmitted	18,912	-	18,912
Net admitted deferred tax assets	$10,032	$73	$10,105
Less: Deferred tax liabilities	38	506	544
Net admitted deferred tax assets (liabilities)	$9,994	$(433)	$9,561

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in thousands)	2025	2024	Change
Adjusted gross deferred tax assets	$30,110	$29,017	$1,093
Total deferred tax liabilities	634	544	90
Net deferred tax assets	$29,476	$28,473	$1,003
Less: Tax effect of unrealized gains and losses			(7)
Change in deferred income tax			$1,010

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2025
(in thousands)	Ordinary	Capital	Total
Adjusted gross deferred tax assets expected to be realized[1]	$8,835	$1	$8,836
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	633	1	634
Admitted deferred tax assets	$9,468	$2	$9,470

	December 31, 2024
(in thousands)	Ordinary	Capital	Total
Adjusted gross deferred tax assets expected to be realized[1]	$9,561	$-	$9,561
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	471	73	544
Admitted deferred tax assets	$10,032	$73	$10,105

1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2025 and 2024, the threshold limitation for adjusted capital and surplus was $29,812 and $24,624, respectively.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $198,745 and $164,159 as of December 31, 2025 and 2024, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 2,530% and 2,049% as of December 31, 2025 and 2024, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2025
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	0.00%	0.00%	0.00%

	December 31, 2024
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	1.39%	0.00%	1.39%
Net admitted adjusted gross deferred tax assets	3.99%	0.00%	3.99%

The Company’s tax planning strategies did not include the use of reinsurance for the years ended December 31, 2025 and 2024.

There were no temporary differences for which deferred tax liabilities were not recognized for the years ended December 31, 2025 and 2024.

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in thousands)	2025	2024	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$195	$295	$(100)
Deferred acquisition costs	29,853	27,753	2,100
Net operating loss carry-forward	-	431	(431)
Tax credit carry-forward	-	403	(403)
Other	60	62	(2)
Subtotal	$30,108	$28,944	$1,164
Nonadmitted	$(20,640)	$(18,912)	$(1,728)
Admitted ordinary deferred tax assets	$9,468	$10,032	$(564)
Capital:
Investments	$2	$73	$(71)
Subtotal	$2	$73	$(71)
Admitted capital deferred tax assets	$2	$73	$(71)
Admitted deferred tax assets	$9,470	$10,105	$(635)

Deferred tax liabilities
Ordinary:
Investments	$(3)	$(3)	$-
Other	(27)	(35)	8
Subtotal	$(30)	$(38)	$8
Capital:
Investments	$(604)	$(506)	$(98)
Subtotal	$(604)	$(506)	$(98)
Deferred tax liabilities	$(634)	$(544)	$(90)
Net deferred tax assets	$8,836	$9,561	$(725)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2025 and 2024.

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

	December 31,
(in thousands)	2025	2024	2023
Current income tax (benefit) expense	$(725)	$3,003	$(10,091)
Change in deferred income tax (without tax on unrealized gains and losses)	(1,010)	(1,377)	6,435
Total income tax (benefit) expense reported	$(1,735)	$1,626	$(3,656)

Income before income and capital gains taxes	$40,227	$34,775	$25,579
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$8,448	$7,303	$5,372
Decrease in actual tax reported resulting from:
Tax credits	$(4,610)	$(2,118)	$(2,030)
Dividends received deduction	(4,370)	(3,372)	(6,645)
Amortization of interest maintenance reserve	(232)	(100)	(353)
Other	(971)	(87)	-
Total income tax (benefit) expense reported	$(1,735)	$1,626	$(3,656)

There were no federal income taxes incurred that are available for recoupment in the event of future net losses as of December 31, 2025.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Insurance Company of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Life Insurance Company

Jefferson National Life Insurance Company of New York

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide GSC Holdings, Inc.

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Insurance Company

Nationwide Life and Benefits Insurance Company

Nationwide Life Insurance Company

Nationwide Property & Casualty Insurance Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

NSM Sales Corporation

Registered Investment Advisors Services, Inc.

Retention Alternatives, Ltd.

Retention Alternatives Ltd. In Respect of Cell No. 1

Segregated Account

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation among the companies is subject to the resolution approved by the Company’s Board of Directors. Allocation is based upon separate return or sub-group aggregated separate return calculations with the Company being reimbursed for the actual Federal income tax benefit of its net operating losses which are actually used to reduce the taxable income of other companies in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2025 and 2024.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

Beginning in 2023, the controlled-group of entities of which the Company is a member, has determined that it is an Applicable Reporting Entity for purposes of the Federal corporate alternative minimum tax (“CAMT”). Applicable Reporting Entities are reporting entities that reasonably expect to be Applicable Corporations for the taxable year, either individually as an unaffiliated corporation or as a member of a tax-controlled group of corporations. An entity is an Applicable Corporation if its rolling average pre-tax adjusted financial statement income over three prior years is greater than $1 billion. Except under limited circumstances, once an entity is an Applicable Corporation, it is an Applicable Corporation in all future years.

The Company has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

On July 4, 2025, the legislation commonly referred to as the One Big Beautiful Bill Act (“OBBBA”) was signed into law. The OBBBA includes various provisions that impact the timing and magnitude of certain tax deductions, such as the permanent extension of certain expiring provisions of the Tax Cuts and Jobs Act, modifications to the international tax framework and the restoration of favorable tax treatment for certain business provisions. The OBBBA has multiple effective dates, with certain provisions effective in 2025 and others in later years. The Company has incorporated the provisions that were effective in the financial statements for the period ended December 31, 2025 and assessed that the impacts did not have a material impact on total tax. The Company will continue to assess any future impacts on the Company’s statutory financial statements and will recognize the income tax effects beginning in the period in which they are effective.

(8)	Reinsurance

The Company reinsures 100% of its life and accident and health business to Protective Life Insurance Company (“Protective”), Washington National Insurance Company (“WNIC”) and Conseco Life Insurance Co. of Texas (“Conseco”). The total reserves transferred under these agreements were $138,860 and $150,047 as of December 31, 2025 and 2024, respectively. Protective, WNIC and Conseco provide for full servicing of these policies.

The Company previously issued simplified-issue term life business. The risk is reinsured on both a coinsurance and modified coinsurance basis. The Company ceded the remaining risk related to the simplified-issue term life business to Wilton Re U.S. Holdings, Inc. (“Wilton Re”). Wilton Re provides for full servicing of these policies. With the completion of this transaction, the Company retains no traditional life insurance risk.

The Company reinsures 100% of a closed fixed only annuity block originated by the Company prior to 2003 to Athene on a coinsurance with funds withheld basis. The total reserves ceded under this agreement were $106,607 and $113,558 as of December 31, 2025 and 2024, respectively. The Company retains the servicing of these policies in exchange for a per policy expense allowance from Athene.

The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company, consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

(9)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC and other affiliates as part of its ongoing operations. The Company and various affiliates share a home office, other facilities, equipment, common management and administrative services. Pursuant to a cost sharing agreement between the companies, the amounts associated with these services are subject to allocation based on standard allocation techniques and procedures acceptable under general cost accounting techniques and procedures in conformity with NAIC statutory accounting principles. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, pro rata share of employees or their salaries and other methods agreed to by the participating companies. The Company does not believe amounts recognized under the intercompany agreement are materially different than what would have been recognized had the Company operated on a stand-alone basis. During 2025, 2024 and 2023, the Company’s operating expenses allocated under these agreements were $21,187, $22,192 and $21,696, respectively.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates for which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The net amounts due from affiliates were immaterial as of December 31, 2025 and 2024 and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The net amounts due to affiliates were $18,174 and $17,493 as of December 31, 2025 and 2024, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

The Company has entered into two servicing agreements with its affiliate, Nationwide Investment Services Corporation (“NISC”) as successor to Jefferson National Securities Corporation. The Paymaster Agreement stipulates that the Company will pay all commissions associated with the issuance of variable annuity contracts through NISC and the Company agrees to reimburse NISC for all variable annuity commissions paid. The Distribution Agreement stipulates that NISC agrees to be the distributor of variable annuity contracts for the Company and the Company agrees that it will reimburse NISC for the costs it incurs to distribute these contracts. The total amounts reimbursed in 2025, 2024 and 2023 under these agreements were immaterial.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

Amounts on deposit with NCMC for the benefit of the Company were $35,450 and $15,609 as of December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, amounts on deposit with NCMC were comprised of $27,410 and $13,968, respectively, of cash and cash equivalents, with the remaining amounts in short-term investments.

On July 1, 2025, the Company paid a dividend distribution to NLIC that was declared on June 4, 2025. The distribution, which was recorded at a cost of $7,649, consisted of the outstanding common stock of JNLNY.

Pursuant to a financial support agreement, NLIC agrees to provide the Company with the minimum capital and surplus required by each state in which the Company does business. This agreement does not constitute NLIC as guarantor of any obligation or indebtedness of the Company or provide any creditor of JNL with recourse to or against any of the assets of NLIC.

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company’s or any affiliated insurer’s assets or liabilities.

(10)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

(11)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC RBC model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Texas, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The maximum amount of dividends which can be paid to shareholders by a State of Texas domiciled insurance company without prior approval of the Insurance Commissioner is limited to, together with that of other dividends or distributions made within the preceding twelve months, the greater of either 10% of surplus as regards policyholders as of the preceding December 31, or the net gain from operations for the twelve month period ending December 31 of the previous calendar year. Subject to applicable regulatory approval(s), dividends are paid as determined by the insurer’s board of directors. The Company’s statutory surplus as of December 31, 2025 was $202,572 and statutory net gain from operations before realized capital gains or losses for 2025 was $40,911. As of January 1, 2026, the Company had the ability to pay dividends of $40,911 without obtaining prior regulatory approval.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule I	Summary of Investments - Other Than Investments in Related Parties

As of December 31, 2025:

(in thousands)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Fixed maturities:
	Bonds:
	U.S. government and agencies	$16,006	$15,867	$16,006
	Obligations of states and political subdivisions	9,737	9,136	9,737
	Foreign governments	994	908	994
	Public utilities	60,612	60,137	60,612
	All other corporate, mortgage-backed and asset-backed securities	457,188	448,960	457,188
	Total fixed maturities	$544,537	$535,008	$544,537
	Equity securities:
	Nonredeemable preferred stocks	$1,990	$1,990	$1,990
	Total equity securities	$1,990	$1,990	$1,990
	Mortgage loans	$669		$669
	Cash, cash equivalents and short-term investments	32,486		32,486
	Policy loans[1]	3,828		3,560
	Other long-term investments	1,968		1,968
	Total invested assets	$585,478		$585,210

1	Difference from Column B is due to $268 of policy loans classified as nonadmitted assets.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule IV	Reinsurance

As of December 31, 2025, 2024 and 2023 and for each of the years then ended:

(in thousands)
Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2025
Life insurance in force	$710,347	$(710,347)	$-	$-	0%
Life insurance premiums[1]	$9,275	$(9,275)	$-	$-	0%

2024
Life insurance in force	$781,802	$(781,802)	$-	$-	0%
Life insurance premiums[1]	$9,902	$(9,902)	$-	$-	0%

2023
Life insurance in force	$862,903	$(862,903)	$-	$-	0%
Life insurance premiums[1]	$10,457	$(10,457)	$-	$-	0%

1	Includes life-contingent immediate annuities.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.